Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 11.7% )
a
Value
Basic Materials (0.5%)
Ball Metalpack Finco, LLC, Term
Loan
$ 171,062
4.756%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 164,049
Chemours Company, Term Loan
565,500
1.900%,  (LIBOR 1M +
1.750%), 4/3/2025
b
544,294
Hexion, Inc., Term Loan
648,827
3.800%,  (LIBOR 3M +
3.500%), 7/1/2026
b
637,473
Innophos Holdings, Inc., Term
Loan
646,750
3.897%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c
640,282
Momentive Performance Materials
USA, LLC, Term Loan
615,213
3.410%,  (LIBOR 1M +
3.250%), 5/15/2024
b
587,915
Nouryon USA, LLC, Term Loan
1,096,431
3.151%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,060,019
Peabody Energy Corporation,
Term Loan
799,500
2.897%,  (LIBOR 1M +
2.750%), 3/31/2025
b
309,806
Pixelle Specialty Solutions, LLC,
Term Loan
1,270,621
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,264,268
Total 5,208,106
Capital Goods (1.2%)
Advanced Disposal Services, Inc.,
Term Loan
362,705
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
361,799
Asplundh Tree Expert, LLC, Term
Loan
405,000
0.000%,  (LIBOR 1M +
2.500%), 9/4/2027
b,d,e
404,242
Flex Acquisition Company, Inc.
Term Loan
1,307,326
3.546%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,266,472
GFL Environmental, Inc., Term
Loan
1,781,918
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,772,117
Mauser Packaging Solutions
Holding Company, Term Loan
923,427
3.523%,  (LIBOR 3M +
3.250%), 4/3/2024
b
865,141
Natgasoline, LLC, Term Loan
781,087
3.813%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
742,033
Navistar, Inc., Term Loan
1,311,375
3.660%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,298,261
Reynolds Group Holdings, Inc.,
Term Loan
933,177
3.979%,  (LIBOR 1M +
2.750%), 2/5/2023
b
920,700
650,000
0.000%,  (LIBOR 1M +
3.250%), 2/16/2026
b,d,e
637,650
Principal
Amount Bank Loans (11.7%)
a
Value
Capital Goods (1.2%) - continued
TransDigm, Inc., Term Loan
$ 2,287,713
2.397%,  (LIBOR 1M +
2.250%), 12/9/2025
b
$ 2,159,029
Vertiv Group Corporation, Term
Loan
2,174,075
3.157%,  (LIBOR 1M +
3.000%), 3/2/2027
b
2,137,116
Total 12,564,560
Communications Services (3.1%)
Altice France SA, Term Loan
575,662
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
548,284
CenturyLink, Inc., Term Loan
2,322,475
2.397%,  (LIBOR 1M +
2.250%), 3/15/2027
b
2,227,509
Charter Communications
Operating, LLC, Term Loan
952,653
1.900%,  (LIBOR 1M +
1.750%), 4/30/2025
b
934,676
CommScope, Inc., Term Loan
1,663,200
3.397%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,617,761
Coral-US Co-Borrower, LLC, Term
Loan
2,695,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
2,603,424
CSC Holdings, LLC, Term Loan
1,059,412
2.402%,  (LIBOR 1M +
2.250%), 7/17/2025
b
1,023,085
2,447,700
2.652%,  (LIBOR 1M +
2.500%), 4/15/2027
b
2,368,664
Diamond Sports Group, LLC, Term
Loan
1,936,967
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
b
1,494,700
Entercom Media Corporation, Term
Loan
968,707
2.645%,  (LIBOR 1M +
2.500%), 11/17/2024
b
909,374
GCI, LLC, Term Loan
1,475,000
0.000%,  (LIBOR 1M +
2.750%), 9/24/2025
b,c,d,e
1,463,937
Gray Television, Inc., Term Loan
585,000
2.405%,  (LIBOR 1M +
2.250%), 2/7/2024
b
571,732
HCP Acquisition, LLC, Term Loan
1,288,315
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
1,278,923
iHeartCommunications, Inc., Term
Loan
751,216
3.147%,  (LIBOR 1M +
3.000%), 5/1/2026
b
711,191
Mediacom Illinois, LLC, Term Loan
265,697
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b
263,040
NEP Group, Inc., Term Loan
1,296,900
3.397%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,111,768
Nexstar Broadcasting, Inc., Term
Loan
1,615,000
2.905%,  (LIBOR 1M +
2.750%), 9/19/2026
b
1,577,322

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.7%)
a
Value
Communications Services (3.1%) - continued
Nielsen Finance, LLC, Term Loan
$ 518,700
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
$ 517,663
Radiate Holdco, LLC, Term Loan
2,215,000
0.000%,  (LIBOR 1M +
3.500%), 9/11/2026
b,d,e
2,173,469
SBA Senior Finance II, LLC, Term
Loan
1,014,985
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
b
987,418
Terrier Media Buyer, Inc., Term
Loan
774,150
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
753,968
428,925
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
416,593
T-Mobile USA, Inc., Term Loan
1,615,950
3.147%,  (LIBOR 1M +
3.000%), 4/1/2027
b
1,613,494
TNS, Inc., Term Loan
986,796
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
978,162
Virgin Media Bristol, LLC, Term
Loan
2,145,000
2.652%,  (LIBOR 1M +
2.500%), 1/31/2028
b
2,078,870
WideOpenWest Finance, LLC,
Term Loan
1,195,185
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,175,201
Windstream Services, LLC, Term
Loan
367,183
0.000%,  (PRIME + 5.000%),
3/30/2021
b,f
221,044
Xplornet Communications, Inc.,
Term Loan
374,063
4.897%,  (LIBOR 1M +
4.750%), 6/11/2027
b
366,349
Ziggo Financing Partnership, Term
Loan
1,425,000
2.652%,  (LIBOR 1M +
2.500%), 4/30/2028
b
1,368,983
Total 33,356,604
Consumer Cyclical (1.7%)
1011778 B.C., LLC, Term Loan
2,292,675
1.897%,  (LIBOR 1M +
1.750%), 11/19/2026
b
2,194,273
Boyd Gaming Corporation, Term
Loan
332,979
2.356%,  (LIBOR 1W +
2.250%), 9/15/2023
b
323,360
Caesars Resort Collection, LLC,
Term Loan
1,245,000
0.000%,  (LIBOR 1M +
4.500%), 7/20/2025
b,d,e
1,203,155
Cengage Learning, Inc., Term
Loan
614,965
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
512,617
Four Seasons Hotels, Ltd., Term
Loan
996,528
2.147%,  (LIBOR 1M +
2.000%), 11/30/2023
b
967,878
Principal
Amount Bank Loans (11.7%)
a
Value
Consumer Cyclical (1.7%) - continued
Golden Entertainment, Inc., Term
Loan
$ 1,799,725
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
$ 1,720,987
Golden Nugget, LLC, Term Loan
925,178
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
822,427
IAA, Inc., Term Loan
406,350
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
b,c
399,239
LCPR Loan Financing, LLC, Term
Loan
2,050,000
5.152%,  (LIBOR 1M +
5.000%), 10/15/2026
b
2,045,736
Men's Warehouse, Inc., Term Loan
783,589
4.250%,  (LIBOR 1M +
3.250%), 4/9/2025
b,g
235,077
Michaels Stores, Inc., Term Loan
885,000
0.000%,  (LIBOR 1M +
3.500%), 9/17/2027
b,c,d,e
862,875
Scientific Games International,
Inc., Term Loan
3,309,155
3.471%,  (LIBOR 1M +
2.750%), 8/14/2024
b
3,106,006
Staples, Inc., Term Loan
353,605
4.751%,  (LIBOR 3M +
4.500%), 9/12/2024
b
331,798
881,058
5.251%,  (LIBOR 3M +
5.000%), 4/12/2026
b
817,454
Stars Group Holdings BV, Term
Loan
924,223
3.720%,  (LIBOR 3M +
3.500%), 7/10/2025
b
921,081
Tenneco, Inc., Term Loan
589,500
3.147%,  (LIBOR 1M +
3.000%), 10/1/2025
b
530,184
Wyndham Hotels & Resorts, Inc.,
Term Loan
686,000
1.897%,  (LIBOR 1M +
1.750%), 5/30/2025
b
660,488
Total 17,654,635
Consumer Non-Cyclical (2.1%)
Bausch Health Americas, Inc.,
Term Loan
1,704,879
3.151%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,669,008
Bellring Brands, LLC, Term Loan
380,126
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
380,286
Change Healthcare Holdings, LLC,
Term Loan
769,759
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
752,563
Chobani, LLC, Term Loan
974,820
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
962,635
Dole Food Company, Inc., Term
Loan
1,286,017
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
1,265,389
Endo International plc, Term Loan
1,038,824
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
986,883

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.7%)
a
Value
Consumer Non-Cyclical (2.1%) - continued
Energizer Holdings, Inc., Term
Loan
$ 184,965
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b
$ 181,728
Global Medical Response, Inc.,
Term Loan
2,871,375
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
2,861,067
282,025
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
272,625
2,865,000
0.000%,  (LIBOR 1M +
4.750%), 9/24/2025
b,d,e
2,797,844
Grifols Worldwide Operations USA,
Inc., Term Loan
967,687
2.100%,  (LIBOR 1W +
2.000%), 11/15/2027
b
946,524
IQVIA, Inc., Term Loan
263,641
1.897%,  (LIBOR 1M +
1.750%), 1/1/2025
b
259,742
JBS USA LUX SA, Term Loan
1,588,869
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
1,543,587
Libbey Glass, Inc., Term Loan
492,507
0.000%,PIK 5.750%, (LIBOR
1M + 5.000%), 4/9/2021
b,g,h
77,161
MPH Acquisition Holdings, LLC,
Term Loan
2,643,989
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
2,598,671
Ortho-Clinical Diagnostics SA,
Term Loan
2,425,473
3.406%,  (LIBOR 1M +
3.250%), 6/30/2025
b
2,317,539
Plantronics, Inc., Term Loan
776,364
2.647%,  (LIBOR 1M +
2.500%), 7/2/2025
b
727,515
R.R. Donnelley & Sons Company,
Term Loan
177,739
5.147%,  (LIBOR 1M +
5.000%), 1/15/2024
b
169,296
Sotera Health Holdings, LLC, Term
Loan
845,750
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
841,521
US Foods, Inc., Term Loan
258,649
1.897%,  (LIBOR 1M +
1.750%), 6/27/2023
b
248,303
Total 21,859,887
Energy (0.3%)
BCP Raptor II, LLC, Term Loan
306,125
4.897%,  (LIBOR 1M +
4.750%), 11/3/2025
b
213,268
Buckeye Partners, LP, Term Loan
547,250
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
536,305
Calpine Corporation, Term Loan
1,042,008
2.400%,  (LIBOR 1M +
2.250%), 1/15/2024
b
1,012,613
CONSOL Energy, Inc., Term Loan
783,075
4.650%,  (LIBOR 1M +
4.500%), 9/28/2024
b
624,502
Illuminate Buyer, LLC, Term Loan
725,000
4.147%,  (LIBOR 1M +
4.000%), 6/30/2027
b
718,207
Principal
Amount Bank Loans (11.7%)
a
Value
Energy (0.3%) - continued
Lealand Finance Company BV,
Term Loan
$ 269,372
0.000%,  (LIBOR 1M +
4.000%), 6/30/2025
b
$ 201,132
Total 3,306,027
Financials (1.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
743,580
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
721,786
Blackstone CQP Holdco, LP, Term
Loan
651,750
3.725%,  (LIBOR 3M +
3.500%), 9/30/2024
b
636,923
BPR Nimbus, LLC, Term Loan
1,219,976
2.647%,  (LIBOR 1M +
2.500%), 8/24/2025
b
985,569
Delos Finance SARL, Term Loan
325,000
1.970%,  (LIBOR 3M +
1.750%), 10/6/2023
b
317,038
INEOS U.S. Finance, LLC, Term
Loan
258,670
2.147%,  (LIBOR 1M +
2.000%), 3/31/2024
b
250,838
Level 3 Financing, Inc., Term Loan
1,345,000
1.897%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,301,705
MoneyGram International, Inc.,
Term Loan
734,700
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
715,414
NCR Corporation, Term Loan
1,113,750
2.650%,  (LIBOR 1M +
2.500%), 8/28/2026
b
1,084,046
Newco Financing Partnership,
Term Loan
1,005,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
973,845
Northriver Midstream Finance, LP,
Term Loan
1,083,939
3.546%,  (LIBOR 3M +
3.250%), 10/1/2025
b
1,045,828
Tronox Finance, LLC, Term Loan
2,306,189
3.177%,  (LIBOR 3M +
3.000%), 9/22/2024
b
2,266,660
UPC Financing Partnership, Term
Loan
1,005,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
973,845
Vericast Corporation, Term Loan
325,042
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b,d,e
264,870
Total 11,538,367
Technology (1.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,954,276
3.761%,  (LIBOR 3M +
3.500%), 8/21/2026
b,d,e
1,773,994
Prime Security Services Borrower,
LLC, Term Loan
3,073,950
4.250%,  (LIBOR 1M +
3.250%), 9/23/2026
b
3,042,657

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.7%)
a
Value
Technology (1.1%) - continued
Rackspace Technology Global,
Inc., Term Loan
$ 2,723,628
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
$ 2,668,829
SS&C Technologies, Inc., Term
Loan
1,189,644
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
1,149,993
824,034
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
796,569
Zayo Group Holdings, Inc., Term
Loan
2,064,625
3.147%,  (LIBOR 1M +
3.000%), 3/9/2027
b
2,000,849
Total 11,432,891
Transportation (0.3%)
Genesee & Wyoming, Inc., Term
Loan
1,288,525
2.220%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,266,182
SkyMiles IP, Ltd., Term Loan
750,000
0.000%,  (LIBOR 1M +
3.750%), 10/20/2027
b,d,e
754,957
United Airlines, Inc., Term Loan
967,481
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
910,235
Total 2,931,374
Utilities (0.3%)
Advanced Drainage Systems, Inc.,
Term Loan
139,031
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
138,568
Core and Main, LP, Term Loan
831,487
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
813,037
EnergySolutions, LLC, Term Loan
615,825
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
586,573
Pacific Gas & Electric Company,
Term Loan
1,610,963
5.500%,  (LIBOR 1M +
4.500%), 1/1/2022
b
1,576,053
Talen Energy Supply, LLC, Term
Loan
453,150
3.897%,  (LIBOR 1M +
3.750%), 7/8/2026
b
446,729
Total 3,560,960
Total Bank Loans
(cost $128,486,885) 123,413,411
Principal
Amount Long-Term Fixed Income ( 50.3% ) Value
Asset-Backed Securities (4.0%)
522 Funding CLO, Ltd.
1,300,000
4.098%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,e,i
1,300,000
Apidos CLO XXIV
2,070,000
1.722%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2016-24A, Class A1BR
b,i
2,040,173
Principal
Amount Long-Term Fixed Income (50.3%) Value
Asset-Backed Securities (4.0%) - continued
Babson CLO, Ltd.
$ 1,675,000
3.172%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,i
$ 1,495,909
Benefit Street Partners CLO IV, Ltd.
1,300,000
2.022%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
1,293,947
Business Jet Securities, LLC
1,572,480
4.447%,  6/15/2033, Ser.
2018-2, Class A
i
1,572,195
Cent CLO, LP
3,875,000
2.545%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
3,788,526
Foundation Finance Trust
457,419
3.300%,  7/15/2033, Ser.
2017-1A, Class A
i
465,122
Harley Marine Financing, LLC
1,848,945
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
1,657,509
Madison Park Funding XIV, Ltd.
1,950,000
1.658%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
1,909,050
Myers Park CLO, Ltd.
1,875,000
1.672%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,i
1,858,266
OHA Credit Funding 1, Ltd.
1,600,000
1.722%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,i
1,583,907
OZLM Funding II, Ltd.
3,200,000
1.768%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,i
3,146,992
OZLM IX, Ltd.
2,750,000
1.822%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
2,726,081
Palmer Square Loan Funding, Ltd.
1,300,000
2.522%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,i
1,300,056
Park Avenue Institutional Advisers
CLO, Ltd.
3,200,000
1.772%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,i
3,169,821
Pretium Mortgage Credit Partners,
LLC
2,605,012
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
i,j
2,599,792
Riserva CLO, Ltd.
1,625,000
1.972%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,i
1,610,970
Saxon Asset Securities Trust
258,010
3.639%,  8/25/2035, Ser.
2004-2, Class MF2
b
260,593
Sound Point CLO X, Ltd.
1,575,000
2.972%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,i
1,506,169

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.3%) Value
Asset-Backed Securities (4.0%) - continued
Sound Point CLO XXI, Ltd.
$ 3,200,000
1.695%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
$ 3,077,635
THL Credit Wind River CLO, Ltd.
1,575,000
3.125%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,i
1,483,787
Vericrest Opportunity Loan
Transferee
2,246,247
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
i,j
2,248,802
Total 42,095,302
Basic Materials (0.9%)
Air Products and Chemicals, Inc.
74,000 1.500%,  10/15/2025 76,747
Alcoa Nederland Holding BV
490,000 5.500%,  12/15/2027
i
510,678
BWAY Holding Company
500,000 5.500%,  4/15/2024
i
501,770
Cleveland-Cliffs, Inc.
340,000 5.750%,  3/1/2025
k
316,200
290,000 9.875%,  10/17/2025
i
323,713
EI du Pont de Nemours &
Company
149,000 1.700%,  7/15/2025 154,509
First Quantum Minerals, Ltd.
610,000 7.500%,  4/1/2025
i
603,357
Freeport-McMoRan, Inc.
470,000 4.125%,  3/1/2028 475,875
500,000 4.250%,  3/1/2030 512,500
Kinross Gold Corporation
142,000 5.125%,  9/1/2021 146,112
Krayton Polymers, LLC
620,000 7.000%,  4/15/2025
i
632,400
Methanex Corporation
700,000 5.250%,  12/15/2029 692,125
Mosaic Company
73,000 3.250%,  11/15/2022 76,287
Norbord, Inc.
680,000 5.750%,  7/15/2027
i
718,284
Novelis Corporation
770,000 5.875%,  9/30/2026
i
791,175
210,000 4.750%,  1/30/2030
i
204,954
Nucor Corporation
75,000 2.000%,  6/1/2025 78,318
OCI NV
560,000 4.625%,  10/15/2025
e,i
560,000
Olin Corporation
800,000 5.125%,  9/15/2027 792,000
Peabody Securities Finance
Corporation
615,000 6.375%,  3/31/2025
i
246,000
Steel Dynamics, Inc.
89,000 2.400%,  6/15/2025 92,841
Syngenta Finance NV
200,000 3.933%,  4/23/2021
i
202,579
Tronox Finance plc
710,000 5.750%,  10/1/2025
i
699,350
Xstrata Finance Canada, Ltd.
213,000 4.950%,  11/15/2021
i
222,348
Total 9,630,122
Principal
Amount Long-Term Fixed Income (50.3%) Value
Capital Goods (1.8%)
AECOM
$ 1,410,000 5.125%,  3/15/2027 $ 1,522,969
Amsted Industries, Inc.
870,000 5.625%,  7/1/2027
i
925,523
Ardagh Packaging Finance plc
334,000 6.000%,  2/15/2025
i
346,792
540,000 5.250%,  8/15/2027
i
550,260
Berry Global, Inc.
430,000 4.875%,  7/15/2026
i
450,962
Caterpillar Financial Services
Corporation
238,000 1.900%,  9/6/2022 244,709
228,000 1.950%,  11/18/2022 235,472
148,000 1.450%,  5/15/2025 152,856
Chart Industries, Inc., Convertible
310,000 1.000%,  11/15/2024
i
429,653
Cintas Corporation No. 2
213,000 2.900%,  4/1/2022 220,322
CNH Industrial Capital, LLC
215,000 4.875%,  4/1/2021 219,148
89,000 1.950%,  7/2/2023 90,444
Covanta Holding Corporation
620,000 6.000%,  1/1/2027 644,800
125,000 5.000%,  9/1/2030 126,162
Crown Americas Capital
Corporation IV
420,000 4.500%,  1/15/2023 435,750
Crown Cork & Seal Company, Inc.
610,000 7.375%,  12/15/2026 725,217
General Electric Company
952,000 5.000%,  1/21/2021
b,l
758,519
Greenbrier Companies, Inc.,
Convertible
118,000 2.875%,  2/1/2024 107,940
H&E Equipment Services, Inc.
760,000 5.625%,  9/1/2025 792,300
Honeywell International, Inc.
149,000 1.350%,  6/1/2025 153,545
Huntington Ingalls Industries, Inc.
148,000 3.844%,  5/1/2025
i
162,590
Jeld-Wen, Inc.
450,000 4.625%,  12/15/2025
i
452,250
John Deere Capital Corporation
226,000 1.200%,  4/6/2023 230,417
228,000 2.050%,  1/9/2025
k
241,589
KBR, Inc., Convertible
602,000 2.500%,  11/1/2023 678,755
L3Harris Technologies, Inc.
385,000 4.950%,  2/15/2021 387,097
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025 241,583
PACCAR Financial Corporation
153,000 2.650%,  4/6/2023 161,278
Parker-Hannifin Corporation
320,000 2.700%,  6/14/2024 342,543
Patrick Industries, Inc., Convertible
197,000 1.000%,  2/1/2023 193,793
Raytheon Technologies
Corporation
142,000 2.800%,  3/15/2022
i
146,400
Republic Services, Inc.
164,000 2.500%,  8/15/2024 174,534
Reynolds Group Issuer, Inc.
1,285,000 5.125%,  7/15/2023
i
1,301,063

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.3%) Value
Capital Goods (1.8%) - continued
Roper Technologies, Inc.
$ 156,000 2.350%,  9/15/2024 $ 164,970
149,000 1.000%,  9/15/2025 149,374
Standard Industries, Inc.
890,000 4.375%,  7/15/2030
i
912,486
TransDigm, Inc.
290,000 6.250%,  3/15/2026
i
304,080
1,000,000 5.500%,  11/15/2027 961,050
TTM Technologies, Inc.,
Convertible
203,000 1.750%,  12/15/2020 239,915
United Rentals North America, Inc.
1,310,000 4.000%,  7/15/2030 1,339,475
United Technologies Corporation
300,000 3.950%,  8/16/2025 341,045
WESCO Distribution, Inc.
430,000 7.250%,  6/15/2028
i
471,140
WW Grainger, Inc.
153,000 1.850%,  2/15/2025 160,228
Total 18,890,998
Collateralized Mortgage Obligations (9.4%)
Alternative Loan Trust
774,068
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 626,553
Antler Mortgage Trust
1,519,331
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
i
1,523,457
2,637,499
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
i
2,643,078
Banc of America Alternative Loan
Trust
1,066,319
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 1,018,770
Banc of America Mortgage
Securities Trust
994,597
3.373%,  9/25/2035, Ser.
2005-H, Class 3A1
b
931,101
Bear Stearns Adjustable Rate
Mortgage Trust
189,778
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
190,480
Bellemeade Re, Ltd.
1,194,767
1.748%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
1,183,011
975,000
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,i
977,004
1,300,000
3.548%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,i
1,317,721
800,000
2.448%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,i
800,934
Cascade Funding Mortgage Trust
1,157,134
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
i
1,161,022
1,557,488
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
b,i
1,615,347
CHL Mortgage Pass-Through Trust
1,175,147
3.400%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
997,298
Principal
Amount Long-Term Fixed Income (50.3%) Value
Collateralized Mortgage Obligations (9.4%) -
continued
$ 493,831
3.454%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
$ 488,940
1,617,159
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,292,801
CIM Trust
977,002
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
1,029,812
Citigroup Mortgage Loan Trust,
Inc.
218,841
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 224,122
1,684,829
3.958%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,631,821
Countrywide Alternative Loan Trust
781,398
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 775,890
337,177
3.201%,  10/25/2035, Ser.
2005-43, Class 4A1
b
320,697
259,688
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 251,827
291,346
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 204,179
1,024,181
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 573,120
Countrywide Home Loan
Mortgage Pass Through Trust
753,703
3.457%,  11/25/2035, Ser.
2005-22, Class 2A1
b
698,086
Credit Suisse First Boston
Mortgage Securities Corporation
181,679
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 181,905
Credit Suisse Mortgage Capital
Certificates
575,635
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
i,j
575,879
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
1,156,076
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 1,186,628
554,014
2.404%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
525,750
Eagle Re, Ltd.
1,383,599
1.948%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,i
1,374,481
Federal Home Loan Mortgage
Corporation
3,377,257
3.500%,  8/15/2035, Ser.
345, Class C8
m
364,929
Federal Home Loan Mortgage
Corporation - REMIC
1,399,453
2.500%,  12/15/2022, Ser.
4155, Class AI
m
27,488
960,605
2.500%,  5/15/2027, Ser.
4106, Class HI
m
44,154
2,913,015
3.000%,  5/15/2027, Ser.
4046, Class GI
m
165,295
2,423,209
3.000%,  7/15/2027, Ser.
4084, Class NI
m
155,238
3,460,219
3.000%,  7/15/2027, Ser.
4074, Class IO
m
222,618
1,268,472
2.500%,  2/15/2028, Ser.
4162, Class AI
m
69,631

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.3%) Value
Collateralized Mortgage Obligations (9.4%) -
continued
$ 2,679,634
2.500%,  2/15/2028, Ser.
4161, Class UI
m
$ 149,016
3,955,551
2.500%,  3/15/2028, Ser.
4177, Class EI
m
221,366
3,576,699
3.500%,  10/15/2032, Ser.
4119, Class KI
m
435,384
2,049,579
3.000%,  2/15/2033, Ser.
4170, Class IG
m
196,592
3,774,943
3.000%,  4/15/2033, Ser.
4203, Class DI
m
282,373
Federal National Mortgage
Association - REMIC
4,849,497
3.000%,  7/25/2027, Ser.
2012-73, Class DI
m
270,833
3,141,589
3.000%,  7/25/2027, Ser.
2012-74, Class AI
m
157,788
6,469,141
3.000%,  8/25/2027, Ser.
2012-95, Class HI
m
320,136
2,904,576
3.500%,  9/25/2027, Ser.
2012-98, Class YI
m
197,567
8,097,477
3.000%,  11/25/2027, Ser.
2012-121, Class BI
m
513,665
4,263,301
3.000%,  12/25/2027, Ser.
2012-139, Class DI
m
229,213
2,078,783
2.500%,  1/25/2028, Ser.
2012-152, Class AI
m
112,714
5,613,613
3.000%,  1/25/2028, Ser.
2012-147, Class EI
m
308,945
1,910,619
2.500%,  2/25/2028, Ser.
2013-46, Class CI
m
88,804
1,807,340
3.000%,  2/25/2028, Ser.
2013-2, Class GI
m
112,104
1,137,190
3.000%,  4/25/2028, Ser.
2013-30, Class DI
m
74,463
4,106,022
3.000%,  11/25/2031, Ser.
2013-69, Class IO
m
202,032
2,436,880
3.000%,  2/25/2033, Ser.
2013-1, Class YI
m
264,152
First Horizon Alternative Mortgage
Securities Trust
390,842
3.337%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
360,192
407,530
3.202%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
398,923
First Horizon Mortgage Pass-
Through Trust
450,711
3.827%,  8/25/2037, Ser.
2007-AR2, Class 1A2
b
299,193
Genworth Mortgage Insurance
Corporation
1,000,000
2.048%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,i
979,392
GMAC Mortgage Corporation
Loan Trust
761,031
3.668%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
727,291
Government National Mortgage
Association
1,115,684
4.000%,  1/16/2027, Ser.
2012-3, Class IO
m
74,869
Principal
Amount Long-Term Fixed Income (50.3%) Value
Collateralized Mortgage Obligations (9.4%) -
continued
Greenpoint Mortgage Funding
Trust
$ 571,378
0.348%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
$ 503,118
IndyMac IMJA Mortgage Loan
Trust
1,139,710
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 753,127
IndyMac INDX Mortgage Loan
Trust
2,661,359
0.358%,  (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
2,410,443
J.P. Morgan Alternative Loan Trust
1,214,657
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 986,013
J.P. Morgan Mortgage Trust
141,741
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 161,392
549,500
3.868%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
480,514
Legacy Mortgage Asset Trust
1,993,814
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
i
2,028,362
2,033,197
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
i,j
2,062,387
Lehman Mortgage Trust
379,792
0.898%,  (LIBOR 1M +
0.750%), 12/25/2035, Ser.
2005-2, Class 3A1
b
235,329
Master Asset Securitization Trust
1,143,213
0.648%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
285,230
MASTR Alternative Loans Trust
509,171
0.598%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
86,305
Merrill Lynch Alternative Note
Asset Trust
629,631
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 418,458
425,430
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A6 265,446
Merrill Lynch Mortgage Investors
Trust
1,076,943
3.536%,  6/25/2035, Ser.
2005-A5, Class M1
b
586,232
MFA NQM1 Trust
1,065,599
2.300%,  8/25/2049, Ser.
2020-NQM1, Class A3
b,i
1,070,891
New Residential Mortgage Loan
Trust
678,681
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
i,j
679,493
Oaktown Re II, Ltd.
516,383
1.698%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,i
514,851
Preston Ridge Partners Mortgage
Trust, LLC
464,367
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
i,j
467,925

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.3%) Value
Collateralized Mortgage Obligations (9.4%) -
continued
$ 1,848,527
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
i,j
$ 1,863,947
1,949,121
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
1,951,648
1,429,355
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,i
1,423,657
627,580
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
i,j
629,121
1,033,029
3.671%,  8/25/2025, Ser.
2020-2, Class A1
i,j
1,033,109
Pretium Mortgage Credit Partners,
LLC
1,310,256
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
i,j
1,300,215
Radnor RE, Ltd.
138,364
1.548%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,i
138,110
2,300,000
2.848%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,i
2,190,956
RCO Mortgage, LLC
1,118,486
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
1,115,902
1,019,416
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,i
1,033,377
Renaissance Home Equity Loan
Trust
1,471,205
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
j
851,933
Residential Accredit Loans, Inc.
Trust
873,568
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 874,375
459,170
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 458,826
516,957
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 502,325
1,056,295
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 1,006,635
988,089
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 967,964
245,730
6.000%,  6/25/2037, Ser.
2007-QS8, Class A10 238,300
Residential Asset Securitization
Trust
900,799
6.222%,  8/25/2022, Ser.
2007-A8, Class 3A1
b
659,243
606,373
2.756%,  1/25/2034, Ser.
2004-IP1, Class A1
b
601,586
1,671,366
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,747,291
Residential Funding Mortgage
Security I Trust
656,917
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 615,355
Sequoia Mortgage Trust
905,428
3.426%,  9/20/2046, Ser.
2007-1, Class 4A1
b
699,355
Silver Hill Trust
1,410,418
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
1,433,406
Principal
Amount Long-Term Fixed Income (50.3%) Value
Collateralized Mortgage Obligations (9.4%) -
continued
Stanwich Mortgage Loan Trust
$ 793,765
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
i,j
$ 787,484
Starwood Mortgage Residential
Trust
1,284,206
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,i
1,328,319
1,600,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,i
1,655,697
Structured Adjustable Rate
Mortgage Loan Trust
344,208
3.201%,  7/25/2035, Ser.
2005-15, Class 4A1
b
309,762
255,839
3.678%,  9/25/2035, Ser.
2005-18, Class 1A1
b
205,797
Structured Asset Mortgage
Investments, Inc.
725,277
0.458%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
b
673,667
Toorak Mortgage Corporation
1,826,627
4.336%,  8/25/2021, Ser.
2018-1, Class A1
i,j
1,836,885
2,600,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
2,660,213
1,750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
1,756,154
Vericrest Opportunity Loan
Transferee
1,203,245
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
i,j
1,200,711
1,800,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
i,j
1,752,230
970,764
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
i,j
971,731
4,850,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
i,j
4,779,912
2,900,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
i,j
2,871,785
405,917
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
i,j
406,066
Verus Securitization Trust
1,355,745
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
1,382,086
WaMu Mortgage Pass Through
Certificates
950,927
2.051%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
854,178
1,013,219
1.932%,  (COF 11 + 1.250%),
3/25/2047, Ser. 2007-OA2,
Class 2A
b
945,106
Washington Mutual Mortgage Pass
Through Certificates
542,370
6.000%,  11/25/2035, Ser.
2005-10, Class 2A9 525,651
1,229,916
7.000%,  4/25/2037, Ser.
2007-2, Class 1A1 727,939
Washington Mutual Mortgage
Pass-Through Certificates
470,207
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 469,574
Total 99,781,173

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.3%) Value
Commercial Mortgage-Backed Securities (0.4%)
BFLD Trust
$ 1,250,000
1.800%,  (LIBOR 1M +
1.700%), 10/15/2022, Ser.
2020-EYP, Class B
b,e,i
$ 1,250,000
Federal National Mortgage
Association - ACES
28,346,625
1.466%,  2/25/2031, Ser.
2019-M21, Class X2
b,m
3,011,344
Total 4,261,344
Communications Services (3.1%)
Altice France SA
380,000 5.500%,  1/15/2028
i
384,750
American Tower Corporation
234,000 3.375%,  5/15/2024 253,322
142,000 2.950%,  1/15/2025 153,375
AT&T, Inc.
640,000 4.450%,  4/1/2024 715,611
British Sky Broadcasting Group
plc
140,000 3.125%,  11/26/2022
i
147,673
CCO Holdings, LLC
650,000 5.500%,  5/1/2026
i
677,625
620,000 5.125%,  5/1/2027
i
652,376
1,850,000 4.500%,  8/15/2030
i
1,942,583
410,000 4.250%,  2/1/2031
i
424,720
Charter Communications
Operating, LLC
227,000 4.500%,  2/1/2024 251,665
156,000 4.908%,  7/23/2025 180,316
Comcast Corporation
152,000 3.700%,  4/15/2024 167,842
152,000 3.950%,  10/15/2025 174,309
Cox Communications, Inc.
240,000 2.950%,  6/30/2023
i
252,611
Crown Castle International
Corporation
157,000 4.450%,  2/15/2026 179,836
CSC Holdings, LLC
1,025,000 5.500%,  5/15/2026
i
1,066,000
360,000 4.125%,  12/1/2030
i
366,930
650,000 4.625%,  12/1/2030
i
653,074
Deutsche Telekom International
Finance BV
164,000 2.485%,  9/19/2023
i
171,470
Discovery Communications, LLC
148,000 2.950%,  3/20/2023 155,905
DISH Network Corporation,
Convertible
839,000 3.375%,  8/15/2026 770,199
Embarq Corporation
650,000 7.995%,  6/1/2036 769,639
Entercom Media Corporation
330,000 6.500%,  5/1/2027
i
287,100
Fox Corporation
312,000 4.030%,  1/25/2024 343,441
Front Range BidCo, Inc.
830,000 4.000%,  3/1/2027
i
816,907
GCI Liberty, Inc., Convertible
1,408,000 1.750%,  9/30/2046
i
2,412,608
GCI, LLC
380,000 4.750%,  10/15/2028
e,i
384,754
Gray Escrow, Inc.
605,000 7.000%,  5/15/2027
i
655,903
Principal
Amount Long-Term Fixed Income (50.3%) Value
Communications Services (3.1%) - continued
iHeartCommunications, Inc.
$ 405,000 4.750%,  1/15/2028
i
$ 381,691
Level 3 Financing, Inc.
285,000 5.250%,  3/15/2026 295,246
780,000 4.625%,  9/15/2027
i
801,450
680,000 4.250%,  7/1/2028
i
690,418
Liberty Interactive, LLC,
Convertible
222,000 3.500%,  1/15/2031 184,520
Liberty Media Corporation,
Convertible
133,000 1.000%,  1/30/2023 157,778
Netflix, Inc.
1,210,000 4.875%,  4/15/2028 1,352,175
Nexstar Escrow Corporation
520,000 5.625%,  7/15/2027
i
545,454
Nielsen Finance, LLC
170,000 5.625%,  10/1/2028
i
174,675
SBA Communications Corporation
400,000 3.875%,  2/15/2027
i
406,000
SFR Group SA
840,000 7.375%,  5/1/2026
i
880,236
Sirius XM Radio, Inc.
1,220,000 5.000%,  8/1/2027
i
1,274,375
250,000 4.125%,  7/1/2030
i
256,197
Sprint Capital Corporation
520,000 6.875%,  11/15/2028 647,574
270,000 8.750%,  3/15/2032 395,229
Sprint Corporation
630,000 7.250%,  9/15/2021 659,138
1,240,000 7.625%,  2/15/2025 1,450,800
Telesat Canada / Telesat, LLC
440,000 4.875%,  6/1/2027
i
441,782
T-Mobile USA, Inc.
250,000 3.500%,  4/15/2025
i
274,305
1,210,000 4.500%,  2/1/2026 1,246,784
Univision Communications, Inc.
680,000 6.625%,  6/1/2027
i
663,850
VeriSign, Inc.
685,000 4.750%,  7/15/2027 726,100
Verizon Communications, Inc.
117,000 2.946%,  3/15/2022 121,293
281,000
1.380%,  (LIBOR 3M +
1.100%), 5/15/2025
b
287,058
Viacom, Inc.
210,000 4.250%,  9/1/2023 228,754
138,000 5.875%,  2/28/2057
b
140,426
Virgin Media Secured Finance plc
1,220,000 5.500%,  8/15/2026
i
1,271,850
Vodafone Group plc
245,000 3.750%,  1/16/2024 267,568
VTR Finance BV
250,000 6.375%,  N/A
i
262,500
Walt Disney Company
148,000 1.750%,  1/13/2026 153,757
Windstream Services, LLC
540,000 8.625%,  10/31/2025
*,f
324,000
Ziggo BV
566,000 5.500%,  1/15/2027
i
592,885
Total 32,968,412
Consumer Cyclical (3.2%)
1011778 B.C., ULC
1,250,000 4.375%,  1/15/2028
i
1,274,750

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.3%) Value
Consumer Cyclical (3.2%) - continued
Allied Universal Holdco, LLC
$ 400,000 6.625%,  7/15/2026
i
$ 426,000
Allison Transmission, Inc.
890,000 5.000%,  10/1/2024
i
898,953
Amazon.com, Inc.
149,000 0.800%,  6/3/2025 150,327
American Honda Finance
Corporation
240,000 2.050%,  1/10/2023 248,072
149,000 0.650%,  9/8/2023 148,948
149,000 1.200%,  7/8/2025 150,085
BMW Finance NV
161,000 2.250%,  8/12/2022
i
166,195
Booking Holdings, Inc.,
Convertible
99,000 0.900%,  9/15/2021 105,346
Brookfield Property REIT, Inc.
240,000 5.750%,  5/15/2026
i
189,137
Brookfield Residential Properties,
Inc.
1,240,000 6.250%,  9/15/2027
i
1,250,447
Burlington Stores, Inc., Convertible
727,000 2.250%,  4/15/2025
i
866,238
Carnival Corporation
260,000 11.500%,  4/1/2023
i
291,455
270,000 10.500%,  2/1/2026
i
299,025
Cedar Fair, LP
490,000 5.250%,  7/15/2029
k
465,196
Colt Merger Sub, Inc.
830,000 6.250%,  7/1/2025
i
865,275
D.R. Horton, Inc.
210,000 2.550%,  12/1/2020 210,710
75,000 2.600%,  10/15/2025 80,414
Daimler Finance North America,
LLC
158,000 2.550%,  8/15/2022
i
163,206
Dana, Inc.
520,000 5.625%,  6/15/2028 536,900
Dick's Sporting Goods, Inc.,
Convertible
565,000 3.250%,  4/15/2025
i
1,034,536
Ford Motor Company
230,000 9.000%,  4/22/2025 263,697
130,000 9.625%,  4/22/2030 167,862
590,000 7.450%,  7/16/2031 676,618
Ford Motor Credit Company, LLC
1,300,000 4.063%,  11/1/2024 1,298,375
640,000 4.134%,  8/4/2025 633,866
General Motors Company
218,000 5.400%,  10/2/2023 240,304
General Motors Financial
Company, Inc.
213,000 4.375%,  9/25/2021 219,742
154,000 4.200%,  11/6/2021 159,007
141,000 3.150%,  6/30/2022 144,833
311,000 3.950%,  4/13/2024 329,005
228,000 2.900%,  2/26/2025 234,896
149,000 2.750%,  6/20/2025 152,624
320,000 5.700%,  9/30/2030
b,l
321,200
Hanesbrands, Inc.
910,000 4.875%,  5/15/2026
i
971,425
Harley-Davidson Financial
Services, Inc.
240,000 4.050%,  2/4/2022
i
248,017
Principal
Amount Long-Term Fixed Income (50.3%) Value
Consumer Cyclical (3.2%) - continued
Herc Holdings, Inc.
$ 330,000 5.500%,  7/15/2027
i
$ 341,434
Hilton Domestic Operating
Company, Inc.
1,200,000 4.875%,  1/15/2030 1,236,000
Home Depot, Inc.
148,000 3.750%,  2/15/2024 163,262
Hyundai Capital America
245,000 3.000%,  6/20/2022
i,k
252,583
149,000 1.800%,  10/15/2025
i
148,178
International Game Technology plc
550,000 5.250%,  1/15/2029
i
556,187
KB Home
430,000 4.800%,  11/15/2029 474,075
Kohl's Corporation
193,000 9.500%,  5/15/2025 227,707
L Brands, Inc.
330,000 6.625%,  10/1/2030
i
335,775
Landry's, Inc.
405,000 6.750%,  10/15/2024
i
338,175
Lennar Corporation
211,000 2.950%,  11/29/2020 211,000
86,000 4.125%,  1/15/2022 87,935
229,000 4.875%,  12/15/2023 246,204
1,475,000 4.500%,  4/30/2024 1,581,938
77,000 5.875%,  11/15/2024 86,048
Lowe's Companies, Inc.
148,000 4.000%,  4/15/2025 167,734
Marriott International, Inc.
298,000 3.750%,  10/1/2025 306,004
Marriott Vacations Worldwide
Corporation, Convertible
114,000 1.500%,  9/15/2022 112,058
Mattamy Group Corporation
1,080,000 5.250%,  12/15/2027
i
1,109,700
McDonald's Corporation
320,000 3.350%,  4/1/2023 341,634
MGM Resorts International
180,000 6.000%,  3/15/2023 186,733
844,000 5.750%,  6/15/2025 885,187
Nissan Motor Company, Ltd.
149,000 3.043%,  9/15/2023
i
151,032
Norwegian Cruise Line Holdings,
Ltd.
260,000 10.250%,  2/1/2026
i
270,888
Penn National Gaming, Inc.,
Convertible
90,000 2.750%,  5/15/2026 288,851
Prime Security Services Borrower,
LLC
1,070,000 5.750%,  4/15/2026
i
1,144,237
195,000 3.375%,  8/31/2027
i
187,444
Ralph Lauren Corporation
149,000 1.700%,  6/15/2022 151,671
Royal Caribbean Cruises, Ltd.
270,000 9.125%,  6/15/2023
i
286,200
200,000 11.500%,  6/1/2025
i
232,450
Scientific Games International, Inc.
620,000 5.000%,  10/15/2025
i
623,875
ServiceMaster Company, LLC
890,000 5.125%,  11/15/2024
i
910,025
Six Flags Entertainment
Corporation
380,000 5.500%,  4/15/2027
i,k
360,354

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.3%) Value
Consumer Cyclical (3.2%) - continued
Six Flags Theme Parks, Inc.
$ 240,000 7.000%,  7/1/2025
i
$ 255,300
Staples, Inc.
680,000 7.500%,  4/15/2026
i
626,593
Target Corporation
148,000 2.250%,  4/15/2025 158,008
TJX Companies, Inc.
148,000 3.500%,  4/15/2025 165,053
Under Armour, Inc., Convertible
98,000 1.500%,  6/1/2024
i
122,467
VF Corporation
151,000 2.050%,  4/23/2022 154,795
Volkswagen Group of America
Finance, LLC
250,000 4.250%,  11/13/2023
i
274,675
74,000 3.350%,  5/13/2025
i
80,788
Wyndham Destinations, Inc.
330,000 6.625%,  7/31/2026
i
345,711
Wyndham Hotels & Resorts, Inc.
195,000 4.375%,  8/15/2028
i
189,150
Yum! Brands, Inc.
920,000 4.750%,  1/15/2030
i
991,300
Total 33,249,104
Consumer Non-Cyclical (3.3%)
Abbott Laboratories
284,000 2.550%,  3/15/2022 293,205
149,000 3.400%,  11/30/2023 161,882
AbbVie, Inc.
142,000 2.900%,  11/6/2022 148,888
310,000 2.300%,  11/21/2022
i
320,785
162,000 2.800%,  3/15/2023
i
169,335
610,000 3.600%,  5/14/2025 675,970
Albertson's Companies, Inc.
805,000 3.500%,  3/15/2029
i
781,353
250,000 4.875%,  2/15/2030
i
260,625
Altria Group, Inc.
232,000 3.800%,  2/14/2024 253,545
160,000 4.400%,  2/14/2026 184,207
Amgen, Inc.
230,000 1.900%,  2/21/2025 240,492
Anheuser-Busch Companies, LLC
160,000 3.650%,  2/1/2026 178,818
Anheuser-Busch InBev Worldwide,
Inc.
229,000 4.150%,  1/23/2025 258,544
Anthem, Inc.
221,000 2.375%,  1/15/2025 234,770
Aramark Services, Inc.
250,000 6.375%,  5/1/2025
i
260,419
AstraZeneca plc
148,000 0.700%,  4/8/2026 145,123
BAT Capital Corporation
144,000 2.764%,  8/15/2022 149,226
229,000 3.222%,  8/15/2024 245,040
BAT International Finance plc
149,000 1.668%,  3/25/2026 149,470
Bausch Health Companies, Inc.
160,000 5.000%,  1/30/2028
i
155,400
Bayer U.S. Finance II, LLC
290,000 3.500%,  6/25/2021
i
295,816
Boston Scientific Corporation
320,000 3.450%,  3/1/2024 346,639
Bristol-Myers Squibb Company
229,000 3.625%,  5/15/2024 252,320
Principal
Amount Long-Term Fixed Income (50.3%) Value
Consumer Non-Cyclical (3.3%) - continued
Bunge, Ltd. Finance Corporation
$ 90,000 3.500%,  11/24/2020 $ 90,394
179,000 1.630%,  8/17/2025 179,744
Cargill, Inc.
152,000 1.375%,  7/23/2023
i
155,468
Centene Corporation
360,000 4.750%,  1/15/2025 370,008
229,000 5.375%,  8/15/2026
i
242,551
200,000 4.250%,  12/15/2027 209,286
470,000 4.625%,  12/15/2029 506,970
800,000 3.000%,  10/15/2030
e
815,000
Cigna Corporation
310,000 4.125%,  11/15/2025 355,452
Conagra Brands, Inc.
155,000 3.800%,  10/22/2021 160,272
155,000 4.300%,  5/1/2024 172,911
Constellation Brands, Inc.
325,000 4.250%,  5/1/2023 354,445
CVS Health Corporation
142,000 2.750%,  12/1/2022 148,073
183,000 3.700%,  3/9/2023 196,021
325,000 4.100%,  3/25/2025 367,200
DaVita, Inc.
610,000 4.625%,  6/1/2030
i
626,104
Diageo Capital plc
179,000 1.375%,  9/29/2025 183,406
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
i
273,580
Encompass Health Corporation
700,000 4.500%,  2/1/2028 703,500
Energizer Holdings, Inc.
1,035,000 6.375%,  7/15/2026
i
1,112,832
580,000 4.375%,  3/31/2029
i
585,800
General Mills, Inc.
163,000 3.700%,  10/17/2023 177,699
163,000 3.650%,  2/15/2024 177,691
HCA, Inc.
1,750,000 5.375%,  2/1/2025 1,916,250
HLF Financing SARL, LLC
390,000 7.250%,  8/15/2026
i
400,725
Illumina, Inc., Convertible
59,000 0.500%,  6/15/2021 75,699
Imperial Brands Finance plc
164,000 3.125%,  7/26/2024
i
173,397
Ionis Pharmaceuticals, Inc.,
Convertible
158,000 0.125%,  12/15/2024
i
145,495
JBS Investments II GmbH
380,000 5.750%,  1/15/2028
i
395,200
JBS USA, LLC
630,000 5.750%,  6/15/2025
i
649,404
580,000 5.500%,  1/15/2030
i
632,200
Kellogg Company
278,000 3.125%,  5/17/2022 289,300
Kraft Foods Group, Inc.
650,000 5.000%,  6/4/2042 710,947
Kraft Heinz Foods Company
640,000 4.625%,  1/30/2029 712,136
970,000 3.750%,  4/1/2030
i
1,023,960
310,000 4.250%,  3/1/2031
i
339,884
Kroger Company
144,000 2.800%,  8/1/2022 149,604
Medtronic, Inc.
77,000 3.500%,  3/15/2025 86,733

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.3%) Value
Consumer Non-Cyclical (3.3%) - continued
Molina Healthcare, Inc.
$ 450,000 4.375%,  6/15/2028
i
$ 459,225
Mondelez International Holdings
Netherlands BV
212,000 2.000%,  10/28/2021
i
215,323
Mondelez International, Inc.
76,000 2.125%,  4/13/2023 78,878
Mylan NV
198,000 3.150%,  6/15/2021 201,188
Mylan, Inc.
164,000 4.200%,  11/29/2023 179,767
Novartis Capital Corporation
153,000 1.750%,  2/14/2025 160,171
Par Pharmaceutical, Inc.
620,000 7.500%,  4/1/2027
i
649,562
PepsiCo, Inc.
227,000 2.250%,  3/19/2025 243,031
Pernod Ricard SA
150,000 5.750%,  4/7/2021
i
154,065
Philip Morris International, Inc.
228,000 1.500%,  5/1/2025 235,259
Post Holdings, Inc.
370,000 5.750%,  3/1/2027
i
388,962
QBE Insurance Group, Ltd.
320,000 5.875%,  5/12/2025
b,i,k,l
339,600
Reynolds American, Inc.
163,000 4.850%,  9/15/2023 181,852
Royalty Pharma plc
149,000 1.200%,  9/2/2025
i
148,528
Scotts Miracle-Gro Company
690,000 4.500%,  10/15/2029 730,969
Shire Acquisitions Investments
Ireland Designated Activity
Company
77,000 2.400%,  9/23/2021 78,390
Simmons Foods, Inc.
420,000 5.750%,  11/1/2024
i
420,437
Spectrum Brands, Inc.
390,000 5.750%,  7/15/2025 402,090
310,000 5.000%,  10/1/2029
i
321,625
200,000 5.500%,  7/15/2030
i
211,000
Sysco Corporation
299,000 5.650%,  4/1/2025 353,532
Teleflex, Inc.
1,015,000 4.875%,  6/1/2026 1,047,987
Tenet Healthcare Corporation
340,000 4.625%,  7/15/2024 340,850
910,000 5.125%,  11/1/2027
i
936,026
Teva Pharmaceutical Finance
Netherlands III BV
52,000 2.200%,  7/21/2021 51,558
570,000 2.800%,  7/21/2023 545,063
Thermo Fisher Scientific, Inc.
150,000 4.133%,  3/25/2025 170,899
TreeHouse Foods, Inc.
260,000 4.000%,  9/1/2028 262,959
Tyson Foods, Inc.
152,000 4.500%,  6/15/2022 160,954
UnitedHealth Group, Inc.
95,000 3.350%,  7/15/2022 100,101
Upjohn, Inc.
149,000 1.650%,  6/22/2025
i
152,490
VRX Escrow Corporation
2,450,000 6.125%,  4/15/2025
i
2,508,188
Principal
Amount Long-Term Fixed Income (50.3%) Value
Consumer Non-Cyclical (3.3%) - continued
Zoetis, Inc.
$ 242,000 3.250%,  2/1/2023 $ 255,325
Total 34,713,067
Energy (2.6%)
Antero Resources Corporation
360,000 5.000%,  3/1/2025 225,000
Apache Corporation
250,000 4.875%,  11/15/2027 236,250
410,000 4.375%,  10/15/2028
k
375,150
320,000 5.100%,  9/1/2040 287,648
Archrock Partners, LP
380,000 6.250%,  4/1/2028
i
358,150
BP Capital Markets America, Inc.
570,000 2.520%,  9/19/2022 589,531
153,000 2.937%,  4/6/2023 161,819
BP Capital Markets plc
320,000 4.875%,  3/22/2030
b,l
342,400
Buckeye Partners, LP
150,000 4.125%,  3/1/2025
i
143,250
510,000 3.950%,  12/1/2026 476,024
190,000 4.125%,  12/1/2027 180,025
Canadian Natural Resources, Ltd.
143,000 2.950%,  1/15/2023 148,706
149,000 2.050%,  7/15/2025 152,007
Canadian Oil Sands, Ltd.
141,000 9.400%,  9/1/2021
i
149,045
Cheniere Energy Partners, LP
1,265,000 5.625%,  10/1/2026 1,315,600
Chevron Corporation
73,000 1.141%,  5/11/2023 74,407
149,000 1.554%,  5/11/2025 154,367
Comstock Resources, Inc.
270,000 9.750%,  8/15/2026 276,804
Continental Resources, Inc.
398,000 5.000%,  9/15/2022
k
395,266
234,000 4.500%,  4/15/2023 223,098
DCP Midstream Operating, LP
390,000 5.625%,  7/15/2027 398,970
Devon Energy Corporation
149,000 5.850%,  12/15/2025 166,950
Diamondback Energy, Inc.
155,000 2.875%,  12/1/2024 156,910
Enagas SA
1,020,000 5.500%,  1/15/2028
i
918,000
Enbridge, Inc.
145,000 2.900%,  7/15/2022 150,494
1,150,000 6.250%,  3/1/2078
b
1,167,250
Endeavor Energy Resources, LP
170,000 5.500%,  1/30/2026
i
168,725
480,000 5.750%,  1/30/2028
i
482,400
Energy Transfer Operating, LP
142,000 4.200%,  9/15/2023 149,629
325,000 5.875%,  1/15/2024 357,444
346,000 6.625%,  2/15/2028
b,l
235,176
EnLink Midstream Partners, LP
410,000 4.850%,  7/15/2026 354,695
540,000 5.600%,  4/1/2044 346,950
Enterprise Products Operating,
LLC
560,000 4.875%,  8/16/2077
b
487,766
EOG Resources, Inc.
230,000 2.625%,  3/15/2023 239,586
EQM Midstream Partners, LP
460,000 6.500%,  7/1/2027
i
487,609

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.3%) Value
Energy (2.6%) - continued
$ 200,000 5.500%,  7/15/2028 $ 201,410
EQT Corporation
710,000 3.900%,  10/1/2027
k
646,987
EQT Corporation, Convertible
297,000 1.750%,  5/1/2026
i
338,490
Equinor ASA
150,000 2.875%,  4/6/2025 163,027
Exxon Mobil Corporation
220,000 1.571%,  4/15/2023 226,270
151,000 2.992%,  3/19/2025 165,370
Harvest Midstream, LP
350,000 7.500%,  9/1/2028
i
348,250
Hess Corporation
142,000 3.500%,  7/15/2024 145,243
Kinder Morgan Energy Partners,
LP
284,000 3.450%,  2/15/2023 298,325
Marathon Petroleum Corporation
163,000 4.750%,  12/15/2023 178,636
MPLX, LP
213,000 4.500%,  7/15/2023 230,820
179,000 1.750%,  3/1/2026 178,593
Murphy Oil Corporation
370,000 5.875%,  12/1/2027 315,995
Nabors Industries, Ltd.
530,000 7.250%,  1/15/2026
i
261,025
National Fuel Gas Company
148,000 5.500%,  1/15/2026 161,527
Newfield Exploration Company
229,000 5.625%,  7/1/2024 222,731
Noble Energy, Inc.
239,000 3.900%,  11/15/2024 261,460
NuStar Logistics, LP
480,000 5.750%,  10/1/2025 495,744
Occidental Petroleum Corporation
366,000 2.700%,  8/15/2022 341,979
770,000 2.900%,  8/15/2024 653,291
270,000 3.400%,  4/15/2026 215,325
250,000 8.500%,  7/15/2027 251,927
480,000 3.500%,  8/15/2029 368,064
260,000 6.450%,  9/15/2036 221,005
660,000 4.400%,  4/15/2046 470,887
ONEOK, Inc.
76,000 2.200%,  9/15/2025 74,885
Parsley Energy, LLC
595,000 5.625%,  10/15/2027
i
592,025
PDC Energy, Inc., Convertible
24,000 1.125%,  9/15/2021 22,760
Pioneer Natural Resources
Company, Convertible
193,000 0.250%,  5/15/2025
i
212,492
Plains All American Pipeline, LP
325,000 6.125%,  11/15/2022
b,l
206,180
81,000 2.850%,  1/31/2023 82,446
70,000 3.600%,  11/1/2024 72,204
149,000 4.650%,  10/15/2025 160,061
QEP Resources, Inc.
270,000 5.625%,  3/1/2026 153,225
Sabine Pass Liquefaction, LLC
142,000 6.250%,  3/15/2022 150,684
142,000 5.625%,  4/15/2023 155,534
Schlumberger Finance Canada,
Ltd.
149,000 1.400%,  9/17/2025 149,778
Principal
Amount Long-Term Fixed Income (50.3%) Value
Energy (2.6%) - continued
Shell International Finance BV
$ 150,000 2.375%,  4/6/2025 $ 159,976
Southwestern Energy Company
715,000 7.500%,  4/1/2026 698,913
Suncor Energy, Inc.
149,000 3.100%,  5/15/2025 160,032
Sunoco Logistics Partners
Operations, LP
235,000 4.400%,  4/1/2021 238,447
Sunoco, LP
415,000 5.875%,  3/15/2028 424,338
Targa Resources Partners, LP
740,000 5.375%,  2/1/2027 744,159
140,000 5.000%,  1/15/2028 136,500
Transocean Guardian, Ltd.
339,300 5.875%,  1/15/2024
i
218,848
W&T Offshore, Inc.
410,000 9.750%,  11/1/2023
i
282,351
Western Gas Partners, LP
143,000 4.000%,  7/1/2022 143,847
Western Midstream Operating, LP
210,000 6.250%,  2/1/2050 194,513
400,000 4.100%,  2/1/2025 381,000
390,000 3.950%,  6/1/2025 366,522
Williams Partners, LP
280,000 4.500%,  11/15/2023 306,571
WPX Energy, Inc.
335,000 5.750%,  6/1/2026 346,725
340,000 5.250%,  10/15/2027 345,100
Total 27,075,598
Financials (7.4%)
ACE INA Holdings, Inc.
90,000 2.875%,  11/3/2022 94,135
Aegon NV
1,080,000
0.736%,  (USISDA 10Y +
0.100%), 1/15/2021
b,l
819,072
AerCap Ireland Capital DAC
150,000 6.500%,  7/15/2025 161,904
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
121,000 3.150%,  2/15/2024 119,982
156,000 3.500%,  1/15/2025 151,935
Air Lease Corporation
282,000 2.500%,  3/1/2021 283,697
Aircastle, Ltd.
228,000 5.000%,  4/1/2023 228,500
Ally Financial, Inc.
223,000 1.450%,  10/2/2023 222,444
550,000 5.750%,  11/20/2025 617,418
American Express Company
164,000 3.700%,  8/3/2023 177,641
160,000 3.400%,  2/22/2024 173,813
American International Group, Inc.
74,000 2.500%,  6/30/2025 79,084
Ares Capital Corporation,
Convertible
121,000 4.625%,  3/1/2024 125,465
Athene Global Funding
211,000 4.000%,  1/25/2022
i
219,046
Australia and New Zealand
Banking Group, Ltd.
265,000 2.950%,  7/22/2030
b,i
274,601
Aviation Capital Group, LLC
134,000 5.500%,  12/15/2024
i
138,229

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.3%) Value
Financials (7.4%) - continued
Avolon Holdings Funding, Ltd.
$ 80,000 5.250%,  5/15/2024
i
$ 80,355
BAC Capital Trust XIV
332,000
4.000%,  (LIBOR 3M +
0.400%), 10/19/2020
b,l
328,097
Banco Santander Mexico SA
89,000 5.375%,  4/17/2025
i
98,968
Banco Santander SA
200,000
1.386%,  (LIBOR 3M +
1.120%), 4/12/2023
b
200,893
Bank of America Corporation
282,000 2.738%,  1/23/2022
b
283,989
284,000 3.499%,  5/17/2022
b
289,292
276,000 3.004%,  12/20/2023
b
289,779
445,000 3.550%,  3/5/2024
b
473,990
742,000 5.125%,  6/20/2024
b,l
760,871
663,000 3.864%,  7/23/2024
b
717,967
325,000 4.200%,  8/26/2024 361,873
1,320,000 6.250%,  9/5/2024
b,l
1,414,050
160,000 3.458%,  3/15/2025
b
173,405
373,000 1.319%,  6/19/2026
b
375,247
640,000 5.875%,  3/15/2028
b,l
690,082
Bank of Montreal
488,000 3.300%,  2/5/2024 528,596
Bank of New York Mellon
Corporation
284,000 2.600%,  2/7/2022 292,205
153,000 1.600%,  4/24/2025 158,837
160,000 4.700%,  9/20/2025
b,l
169,760
Bank of Nova Scotia
318,000 2.375%,  1/18/2023 331,201
152,000 1.950%,  2/1/2023 157,089
25,000 1.625%,  5/1/2023 25,641
480,000 4.900%,  6/4/2025
b,l
496,800
Barclays Bank plc
150,000 5.140%,  10/14/2020 150,212
Barclays plc
300,000 4.610%,  2/15/2023
b
314,005
377,000 4.338%,  5/16/2024
b
404,700
250,000 8.000%,  6/15/2024
b,l
266,250
179,000 2.852%,  5/7/2026
b
185,838
BB&T Corporation
164,000 2.500%,  8/1/2024 174,544
BNP Paribas SA
320,000 7.625%,  3/30/2021
b,i,l
325,600
188,000 2.819%,  11/19/2025
b,i
198,320
BPCE SA
163,000 3.000%,  5/22/2022
i
168,618
152,000 2.375%,  1/14/2025
i
158,031
Camden Property Trust
163,000 4.875%,  6/15/2023 178,864
Canadian Imperial Bank of
Commerce
152,000 2.250%,  1/28/2025 160,282
Capital One Bank USA NA
245,000 3.375%,  2/15/2023 258,913
228,000 2.280%,  1/28/2026
b
235,930
Capital One Financial Corporation
421,000 3.050%,  3/9/2022 434,877
Cascades USA, Inc.
630,000 5.125%,  1/15/2026
i
660,051
Central Fidelity Capital Trust I
560,000
1.275%,  (LIBOR 3M +
1.000%), 4/15/2027
b
522,758
Principal
Amount Long-Term Fixed Income (50.3%) Value
Financials (7.4%) - continued
Charles Schwab Corporation
$ 1,280,000 5.375%,  6/1/2025
b,l
$ 1,386,944
CIT Group, Inc.
845,000 5.000%,  8/15/2022 871,406
Citigroup, Inc.
142,000 2.750%,  4/25/2022 146,739
141,000
0.935%,  (LIBOR 3M +
0.690%), 10/27/2022
b
141,699
622,000 2.312%,  11/4/2022
b
634,136
280,000 3.142%,  1/24/2023
b
288,874
664,000 5.000%,  9/12/2024
b,l
660,680
960,000 4.700%,  1/30/2025
b,l
927,600
485,000 3.352%,  4/24/2025
b
524,649
332,000 5.950%,  5/15/2025
b,l
347,770
365,000 5.500%,  9/13/2025 431,658
CNA Financial Corporation
190,000 3.950%,  5/15/2024 210,498
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,l
168,000
Compass Bank
325,000 3.500%,  6/11/2021 330,888
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
282,000 3.950%,  11/9/2022 299,626
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
b,i
150,807
Corporate Office Properties, LP
149,000 2.250%,  3/15/2026 150,672
Credit Acceptance Corporation
400,000 5.125%,  12/31/2024
i
397,212
Credit Agricole SA
142,000 3.375%,  1/10/2022
i
146,650
320,000 8.125%,  12/23/2025
b,i,l
376,000
149,000 1.907%,  6/16/2026
b,i
152,350
Credit Suisse AG
250,000 2.800%,  4/8/2022 258,867
Credit Suisse Group AG
498,000 7.500%,  12/11/2023
b,i,l
542,820
157,000 2.593%,  9/11/2025
b,i
163,827
250,000 2.193%,  6/5/2026
b,i
258,139
Credit Suisse Group Funding
(Guernsey), Ltd.
426,000 3.800%,  9/15/2022 450,269
Dai-ichi Life Insurance Company,
Ltd.
678,000 5.100%,  10/28/2024
b,i,l
751,733
Danske Bank AS
250,000 5.000%,  1/12/2023
b,i
262,029
Deutsche Bank AG
297,000 2.222%,  9/18/2024
b
298,949
400,000 6.000%,  10/30/2025
b,l
345,000
Deutsche Bank AG of New York
155,000 3.950%,  2/27/2023 162,796
Digital Realty Trust, LP
212,000 2.750%,  2/1/2023 221,733
Discover Bank
162,000 4.200%,  8/8/2023 177,258
235,000 2.450%,  9/12/2024 247,886
ESH Hospitality, Inc.
380,000 5.250%,  5/1/2025
i
383,800
200,000 4.625%,  10/1/2027
i
196,254
Fidelity National Financial, Inc.
235,000 5.500%,  9/1/2022 255,038
Fifth Third Bancorp
213,000 2.600%,  6/15/2022 220,200

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.3%) Value
Financials (7.4%) - continued
$ 160,000 3.650%,  1/25/2024 $ 174,386
320,000 4.500%,  9/30/2025
b,l
322,000
First Horizon National Corporation
179,000 3.550%,  5/26/2023 188,347
Five Corners Funding Trust
350,000 4.419%,  11/15/2023
i
388,882
FNB Corporation
305,000 2.200%,  2/24/2023 307,702
FTI Consulting, Inc., Convertible
422,000 2.000%,  8/15/2023 516,969
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025
i
214,102
General Electric Capital
Corporation
310,000 3.100%,  1/9/2023 325,295
Goldman Sachs Group, Inc.
661,000
4.165%,  (LIBOR 3M +
3.922%), 11/2/2020
b,l
649,631
284,000 3.000%,  4/26/2022 288,095
208,000 2.876%,  10/31/2022
b
212,971
141,000
1.298%,  (LIBOR 3M +
1.050%), 6/5/2023
b
141,919
320,000 3.625%,  2/20/2024 347,474
725,000 5.500%,  8/10/2024
b,l
764,875
148,000 3.500%,  4/1/2025 163,296
234,000 3.272%,  9/29/2025
b
253,295
223,000 4.250%,  10/21/2025 253,348
Guardian Life Global Funding
250,000 2.000%,  4/26/2021
i
252,469
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
270,000 4.125%,  9/1/2022 434,120
HCP, Inc.
151,000 4.250%,  11/15/2023 165,240
Hospitality Properties Trust
95,000 4.250%,  2/15/2021 94,525
HSBC Holdings plc
284,000 6.875%,  6/1/2021
b,l
289,680
300,000 3.803%,  3/11/2025
b
324,082
500,000 6.375%,  3/30/2025
b,l
523,343
187,000 2.633%,  11/7/2025
b
194,784
179,000 1.645%,  4/18/2026
b
178,495
332,000 6.500%,  3/23/2028
b,l
352,541
Huntington Bancshares, Inc.
185,000 3.150%,  3/14/2021 186,981
480,000 4.450%,  10/15/2027
b,l
475,200
Icahn Enterprises, LP
415,000 6.750%,  2/1/2024 425,697
530,000 6.375%,  12/15/2025 544,821
300,000 6.250%,  5/15/2026 312,750
ILFC E-Capital Trust II
498,000
3.230%,  (H15T30Y +
1.800%), 12/21/2065
b,i
270,165
ING Groep NV
300,000 4.100%,  10/2/2023 328,953
Intercontinental Exchange, Inc.
149,000 0.700%,  6/15/2023 149,391
Iron Mountain, Inc.
1,075,000 4.875%,  9/15/2027
i
1,096,245
iStar, Inc., Convertible
76,000 3.125%,  9/15/2022 80,830
J.P. Morgan Chase & Company
376,000 2.776%,  4/25/2023
b
388,822
338,000 3.375%,  5/1/2023 360,763
Principal
Amount Long-Term Fixed Income (50.3%) Value
Financials (7.4%) - continued
$ 800,000 5.150%,  5/1/2023
b,l
$ 804,000
289,000
1.494%,  (LIBOR 3M +
1.230%), 10/24/2023
b
293,461
320,000 6.750%,  2/1/2024
b,l
346,400
122,000 1.514%,  6/1/2024
b
124,639
1,454,000 5.000%,  8/1/2024
b,l
1,451,494
325,000 3.875%,  9/10/2024 359,478
635,000 4.023%,  12/5/2024
b
698,319
960,000 4.600%,  2/1/2025
b,l
940,800
149,000 2.083%,  4/22/2026
b
155,621
KeyBank NA
380,000 1.250%,  3/10/2023 386,994
Kilroy Realty, LP
167,000 4.375%,  10/1/2025 184,339
Liberty Mutual Group, Inc.
42,000 5.000%,  6/1/2021
i
43,279
Lincoln National Corporation
300,000
2.638%,  (LIBOR 3M +
2.358%), 5/17/2066
b
216,453
Lloyds Banking Group plc
311,000 3.000%,  1/11/2022 319,976
235,000 2.858%,  3/17/2023
b
241,569
300,000 3.900%,  3/12/2024 326,517
320,000 7.500%,  6/27/2024
b,l
335,600
762,000 6.657%,  5/21/2037
b,i,l
902,970
MetLife, Inc.
320,000 3.850%,  9/15/2025
b,k,l
318,800
640,000 5.875%,  3/15/2028
b,l
696,000
MGIC Investment Corporation,
Convertible
525,000 9.000%,  4/1/2063
i
670,688
MGM Growth Properties Operating
Partnership, LP
530,000 4.625%,  6/15/2025
i
540,600
Mitsubishi UFJ Financial Group,
Inc.
142,000 2.998%,  2/22/2022 146,738
241,000 2.623%,  7/18/2022 249,776
282,000 3.455%,  3/2/2023 300,206
160,000 3.407%,  3/7/2024 173,825
179,000 1.412%,  7/17/2025 181,208
Mizuho Financial Group, Inc.
241,000 2.721%,  7/16/2023
b
249,582
200,000 2.226%,  5/25/2026
b
207,856
Morgan Stanley
282,000 5.500%,  7/28/2021 293,851
141,000 2.750%,  5/19/2022 146,117
110,000 4.875%,  11/1/2022 118,919
282,000 3.125%,  1/23/2023 298,202
311,000 4.100%,  5/22/2023 336,146
160,000 2.720%,  7/22/2025
b
169,962
302,000 2.188%,  4/28/2026
b
316,126
MPT Operating Partnership, LP
610,000 5.250%,  8/1/2026 628,300
660,000 4.625%,  8/1/2029 686,710
National Australia Bank, Ltd.
228,000 1.875%,  12/13/2022 235,471
National Bank of Canada
228,000 2.100%,  2/1/2023 235,697
National Securities Clearing
Corporation
154,000 1.200%,  4/23/2023
i
156,709
Natwest Group plc
163,000 6.125%,  12/15/2022 178,296
163,000 6.100%,  6/10/2023 180,328

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.3%) Value
Financials (7.4%) - continued
Nippon Life Insurance Company
$ 480,000 3.400%,  1/23/2050
b,i
$ 511,200
Nomura Holdings, Inc.
182,000 2.648%,  1/16/2025 191,621
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,i,l
225,666
Outfront Media Cap, LLC
870,000 4.625%,  3/15/2030
i
835,200
Park Aerospace Holdings, Ltd.
80,000 4.500%,  3/15/2023
i
79,363
PayPal Holdings, Inc.
149,000 1.650%,  6/1/2025 154,290
PNC Financial Services Group,
Inc.
163,000 3.500%,  1/23/2024 177,614
Provident Financing Trust I
155,000 7.405%,  3/15/2038 177,790
Prudential Financial, Inc.
932,000 5.625%,  6/15/2043
b
989,830
786,000 5.200%,  3/15/2044
b
832,459
160,000 3.700%,  10/1/2050
b
163,248
Quicken Loans, LLC
310,000 3.625%,  3/1/2029
i
307,288
310,000 3.875%,  3/1/2031
i
306,125
Regions Financial Corporation
142,000 3.800%,  8/14/2023 153,950
320,000 5.750%,  6/15/2025
b,l
341,600
Reinsurance Group of America,
Inc.
212,000 4.700%,  9/15/2023 234,068
Royal Bank of Canada
149,000 1.600%,  4/17/2023 152,900
157,000 2.250%,  11/1/2024 166,383
Royal Bank of Scotland Group plc
320,000 8.625%,  8/15/2021
b,l
328,000
300,000 4.269%,  3/22/2025
b
326,067
126,000 3.754%,  11/1/2029
b
130,454
Santander Holdings USA, Inc.
149,000 3.450%,  6/2/2025 159,006
Santander UK Group Holdings plc
290,000 2.875%,  8/5/2021 295,828
Santander UK plc
228,000 2.100%,  1/13/2023 235,276
Service Properties Trust
330,000 4.500%,  6/15/2023 323,750
430,000 4.750%,  10/1/2026 383,195
Simon Property Group, LP
145,000 2.500%,  7/15/2021 146,568
162,000 2.000%,  9/13/2024 166,982
Societe Generale SA
188,000 2.625%,  10/16/2024
i
194,729
320,000 8.000%,  9/29/2025
b,i,l
357,200
Springleaf Finance Corporation
1,030,000 6.875%,  3/15/2025 1,142,965
Standard Chartered plc
240,000 2.744%,  9/10/2022
b,i
243,795
Starwood Property Trust, Inc.,
Convertible
89,000 4.375%,  4/1/2023 85,319
State Street Corporation
148,000 2.825%,  3/30/2023
b,i
153,130
157,000 2.354%,  11/1/2025
b
166,156
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.784%,  7/12/2022 146,521
Principal
Amount Long-Term Fixed Income (50.3%) Value
Financials (7.4%) - continued
$ 640,000 2.778%,  10/18/2022 $ 668,377
188,000 2.448%,  9/27/2024 198,660
Sumitomo Mitsui Trust Bank, Ltd.
149,000 1.050%,  9/12/2025
i
149,537
Synchrony Financial
156,000 3.750%,  8/15/2021 159,210
164,000 2.850%,  7/25/2022 168,920
160,000 4.250%,  8/15/2024 173,836
Synovus Bank
250,000 2.289%,  2/10/2023
b
253,013
Toronto-Dominion Bank
160,000 3.250%,  3/11/2024 173,374
Truist Bank
222,000 1.500%,  3/10/2025 228,860
Truist Financial Corporation
720,000 4.950%,  9/1/2025
b,l
757,800
UBS Group AG
178,000 1.364%,  1/30/2027
b,i
177,863
USB Realty Corporation
664,000
1.422%,  (LIBOR 3M +
1.147%), 1/15/2022
b,i,l
537,840
Ventas Realty, LP
142,000 3.100%,  1/15/2023 147,638
163,000 3.750%,  5/1/2024 174,619
VEREIT Operating Partnership, LP
148,000 4.625%,  11/1/2025 163,492
VICI Properties, LP / VICI Note
Company, Inc.
240,000 4.250%,  12/1/2026
i
241,116
140,000 3.750%,  2/15/2027
i
137,659
240,000 4.625%,  12/1/2029
i
245,144
140,000 4.125%,  8/15/2030
i
137,900
Wachovia Capital Trust II
307,000
0.775%,  (LIBOR 3M +
0.500%), 1/15/2027
b
279,487
Wells Fargo & Company
280,000 2.100%,  7/26/2021 283,911
144,000 2.625%,  7/22/2022 149,379
325,000 4.125%,  8/15/2023 354,031
335,000
1.491%,  (LIBOR 3M +
1.230%), 10/31/2023
b
339,173
156,000 3.750%,  1/24/2024 169,473
130,000 1.654%,  6/2/2024
b
132,390
311,000 2.406%,  10/30/2025
b
325,833
226,000 2.188%,  4/30/2026
b
234,715
Westpac Banking Corporation
152,000 2.000%,  1/13/2023 157,558
152,000 2.894%,  2/4/2030
b
157,496
Total 78,579,548
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
178,000 2.150%,  5/13/2025
i
183,817
Total 183,817
Mortgage-Backed Securities (10.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
5,826,548 3.000%,  3/25/2050 6,109,640
2,460,188 3.000%,  4/1/2050 2,579,723
2,924,792 3.500%,  7/1/2047 3,094,756

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.3%) Value
Mortgage-Backed Securities (10.2%) -
continued
Federal National Mortgage
Association
$ 1,420,787 4.500%,  5/1/2048 $ 1,538,718
2,473,316 3.500%,  10/1/2048 2,613,292
1,878,770 3.500%,  6/1/2049 1,987,370
2,891,638 3.500%,  8/1/2049 3,061,913
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,750,000 1.500%,  10/1/2035
e
5,881,621
9,275,000 2.000%,  10/1/2035
e
9,637,305
12,100,000 2.500%,  10/1/2035
e
12,633,156
6,765,000 2.000%,  11/1/2035
e
7,026,578
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
13,900,000 2.000%,  10/1/2050
e
14,369,125
15,275,000 2.500%,  10/1/2050
e
16,020,849
3,750,000 2.000%,  11/1/2050
e
3,867,297
9,025,000 2.500%,  11/1/2050
e
9,446,194
3,918,090 4.000%,  7/1/2048 4,178,956
4,000,000 3.000%,  10/1/2049
e
4,190,156
Total 108,236,649
Technology (2.1%)
Akamai Technologies, Inc.,
Convertible
1,336,000 0.375%,  9/1/2027 1,545,643
Apple, Inc.
570,000 3.450%,  5/6/2024 628,185
149,000 1.125%,  5/11/2025 152,448
Baidu, Inc.
184,000 3.075%,  4/7/2025 195,540
Black Knight InfoServ, LLC
100,000 3.625%,  9/1/2028
i
101,062
Broadcom Corporation
587,000 2.650%,  1/15/2023 609,746
228,000 3.125%,  1/15/2025 243,179
Broadcom, Inc.
73,000 2.250%,  11/15/2023 75,888
CommScope Technologies
Finance, LLC
1,078,000 6.000%,  6/15/2025
i
1,092,607
Dell International, LLC/ EMC
Corporation
240,000 4.000%,  7/15/2024
i
259,304
76,000 5.850%,  7/15/2025
i
88,679
Diamond 1 Finance Corporation
444,000 5.450%,  6/15/2023
i
486,775
Diamond Sports Group, LLC
400,000 5.375%,  8/15/2026
i
283,000
680,000 6.625%,  8/15/2027
i
353,600
Fiserv, Inc.
310,000 2.750%,  7/1/2024 331,397
Gartner, Inc.
410,000 4.500%,  7/1/2028
i
429,557
280,000 3.750%,  10/1/2030
i
283,234
Global Payments, Inc.
82,000 2.650%,  2/15/2025 87,007
Hewlett Packard Enterprise
Company
163,000 2.250%,  4/1/2023 168,218
122,000 4.450%,  10/2/2023 134,152
Principal
Amount Long-Term Fixed Income (50.3%) Value
Technology (2.1%) - continued
Intuit, Inc.
$ 149,000 0.950%,  7/15/2025 $ 150,394
J2 Global, Inc., Convertible
295,000 1.750%,  11/1/2026
i
260,846
391,000 3.250%,  6/15/2029 447,376
Lumentum Holdings, Inc.,
Convertible
276,000 0.250%,  3/15/2024 385,864
Marvell Technology Group, Ltd.
142,000 4.200%,  6/22/2023 153,300
Microchip Technology, Inc.,
Convertible
205,000 1.625%,  2/15/2027 315,837
Micron Technology, Inc.
210,000 2.497%,  4/24/2023 218,061
NCR Corporation
1,210,000 6.125%,  9/1/2029
i
1,278,510
Nuance Communications, Inc.,
Convertible
1,727,000 1.250%,  4/1/2025 3,059,035
NXP BV/NXP Funding, LLC
245,000 4.875%,  3/1/2024
i
275,466
NXP Funding, LLC
72,000 2.700%,  5/1/2025
i
76,210
ON Semiconductor Corporation,
Convertible
836,000 1.625%,  10/15/2023 1,104,042
Open Text Corporation
530,000 4.125%,  2/15/2030
i
545,073
Oracle Corporation
95,000 2.500%,  5/15/2022 97,970
222,000 2.500%,  4/1/2025 237,884
Panasonic Corporation
241,000 2.536%,  7/19/2022
i
248,684
Plantronics, Inc.
680,000 5.500%,  5/31/2023
i
605,200
PTC, Inc.
210,000 3.625%,  2/15/2025
i
213,150
Qorvo, Inc.
330,000 3.375%,  4/1/2031
i
335,651
Seagate HDD Cayman
156,000 4.250%,  3/1/2022 162,800
149,000 4.750%,  1/1/2025 163,552
Sensata Technologies, Inc.
690,000 3.750%,  2/15/2031
i
685,688
SS&C Technologies, Inc.
920,000 5.500%,  9/30/2027
i
977,702
Switch, Ltd.
140,000 3.750%,  9/15/2028
i
141,400
Tencent Holdings, Ltd.
179,000 1.810%,  1/26/2026
i
182,496
Teradyne, Inc., Convertible
196,000 1.250%,  12/15/2023 500,103
Texas Instruments, Inc.
223,000 1.375%,  3/12/2025 230,720
Total System Services, Inc.
149,000 3.750%,  6/1/2023 159,741
Verint Systems, Inc., Convertible
414,000 1.500%,  6/1/2021 418,140
Vishay Intertechnology, Inc.,
Convertible
383,000 2.250%,  6/15/2025 370,623

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.3%) Value
Technology (2.1%) - continued
Xerox Holdings Corporation
$ 370,000 5.000%,  8/15/2025
i
$ 365,660
Total 21,916,399
Transportation (0.6%)
AerCap Holdings NV
563,000 5.875%,  10/10/2079
b
431,714
Air Lease Corporation
152,000 2.300%,  2/1/2025 149,250
149,000 3.375%,  7/1/2025 152,119
Air Transport Services Group, Inc.,
Convertible
157,000 1.125%,  10/15/2024 165,421
American Airlines, Inc.
140,000 11.750%,  7/15/2025
i
135,100
CSX Corporation
163,000 3.700%,  11/1/2023 176,860
Delta Air Lines, Inc.
570,000 7.000%,  5/1/2025
i
625,757
297,635 4.500%,  10/20/2025
i
305,448
J.B. Hunt Transport Services, Inc.
95,000 3.300%,  8/15/2022 98,891
Meritor, Inc., Convertible
618,000 3.250%,  10/15/2037 641,175
Mileage Plus Holdings, LLC
400,000 6.500%,  6/20/2027
i
416,500
Penske Truck Leasing Company,
LP
160,000 3.375%,  2/1/2022
i
165,205
Ryder System, Inc.
305,000 3.500%,  6/1/2021 311,240
Southwest Airlines Company
74,000 4.750%,  5/4/2023 79,022
223,000 5.250%,  5/4/2025 245,556
Southwest Airlines Company,
Convertible
553,000 1.250%,  5/1/2025 721,665
Union Pacific Corporation
213,000 3.750%,  7/15/2025 242,494
United Airlines Pass Through Trust
90,000 3.700%,  12/1/2022 84,299
XPO Logistics, Inc.
390,000 6.125%,  9/1/2023
i
398,063
638,000 6.750%,  8/15/2024
i
675,770
Total 6,221,549
Utilities (1.3%)
AES Corporation
570,000 5.125%,  9/1/2027 607,107
Alabama Power Company
142,000 2.450%,  3/30/2022 145,921
Ameren Corporation
160,000 2.500%,  9/15/2024 169,443
Berkshire Hathaway Energy
Company
152,000 4.050%,  4/15/2025
i
173,388
Calpine Corporation
580,000 4.500%,  2/15/2028
i
594,001
CenterPoint Energy, Inc.
142,000 2.500%,  9/1/2022 146,739
164,000 2.500%,  9/1/2024 174,455
Dominion Energy, Inc.
163,000 2.715%,  8/15/2021 165,983
163,000 3.071%,  8/15/2024 175,247
495,000 4.650%,  12/15/2024
b,l
501,623
Principal
Amount Long-Term Fixed Income (50.3%) Value
Utilities (1.3%) - continued
DTE Energy Company
$ 232,000 3.300%,  6/15/2022 $ 241,418
240,000 2.529%,  10/1/2024 255,088
Duke Energy Corporation
282,000 2.400%,  8/15/2022 291,471
500,000 4.875%,  9/16/2024
b,l
528,903
Edison International
151,000 4.950%,  4/15/2025 165,253
Entergy Corporation
149,000 0.900%,  9/15/2025 148,793
Evergy, Inc.
162,000 2.450%,  9/15/2024 171,464
Eversource Energy
141,000 2.500%,  3/15/2021 142,154
Exelon Generation Company, LLC
149,000 3.250%,  6/1/2025 162,860
FirstEnergy Corporation
214,000 2.850%,  7/15/2022 219,339
154,000 2.050%,  3/1/2025 155,769
Florida Power & Light Company
148,000 2.850%,  4/1/2025 162,291
Georgia Power Company
152,000 2.100%,  7/30/2023 158,662
162,000 2.200%,  9/15/2024 170,870
GFL Environmental, Inc.
460,000 3.750%,  8/1/2025
i
458,850
NextEra Energy Operating
Partners, LP
1,200,000 3.875%,  10/15/2026
i
1,242,000
NiSource, Inc.
745,000 5.650%,  6/15/2023
b,l
739,413
149,000 0.950%,  8/15/2025 148,814
PG&E Corporation
270,000 5.000%,  7/1/2028 261,900
210,000 5.250%,  7/1/2030 203,175
PPL Capital Funding, Inc.
325,000 3.950%,  3/15/2024 356,826
PSEG Power, LLC
60,000 3.000%,  6/15/2021 60,974
Public Service Enterprise Group,
Inc.
163,000 2.875%,  6/15/2024 174,384
Sempra Energy
311,000 3.550%,  6/15/2024 336,668
320,000 4.875%,  10/15/2025
b,l
328,800
Southern Company
469,000 4.000%,  1/15/2051
b
470,301
Suburban Propane Partners, LP
500,000 5.875%,  3/1/2027 511,875
Talen Energy Supply, LLC
520,000 7.625%,  6/1/2028
i
520,000
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
i
569,231
TransCanada Trust
975,000 5.875%,  8/15/2076
b
1,038,375
Vistra Operations Company, LLC
740,000 5.000%,  7/31/2027
i
777,185
Total 14,027,013
Total Long-Term Fixed Income
(cost $524,741,205) 531,830,095
Shares Common Stock ( 26.0% ) Value
Communications Services (1.8%)
4,821 Activision Blizzard, Inc. 390,260

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.0%) Value
Communications Services (1.8%) - continued
1,780 Alphabet, Inc., Class A
n
$ 2,608,768
993 Alphabet, Inc., Class C
n
1,459,313
410 AT&T, Inc. 11,689
97,526 Auto Trader Group plc
i
708,082
16,835 Carsales.com, Ltd. 252,197
88 Charter Communications, Inc.
n
54,942
33,080 Comcast Corporation 1,530,281
100 Daiichikosho Company, Ltd. 3,212
15,308 Deutsche Telekom AG 254,880
19,961 Discovery, Inc., Class A
k,n
434,551
14,370 DISH Network Corporation
n
417,161
6,206 Facebook, Inc.
n
1,625,351
51,000 HKT Trust and HKT, Ltd. 67,693
1,653 Ipsos SA 41,325
4,900 KDDI Corporation 123,243
6,487 Live Nation Entertainment, Inc.
n
349,520
87 Match Group, Inc.
n
9,626
61,904 Mediaset Espana Comunicacion
SA
n
229,263
400 Nintendo Company, Ltd. 226,676
4,300 Nippon Telegraph & Telephone
Corporation 87,792
7,800 NTT DOCOMO, Inc. 286,620
25,853 QuinStreet, Inc.
n
409,511
855 REA Group, Ltd. 68,083
4,201 Rightmove plc 33,963
21,999 Seven West Media, Ltd.
n
1,768
38,300 SoftBank Corporation 427,977
4,000 SoftBank Group Corporation 247,498
17,500 TV Asahi Holdings Corporation 277,909
28,556 Twitter, Inc.
n
1,270,742
12,066 Uber Technologies, Inc.
n
440,168
34,842 Verizon Communications, Inc. 2,072,751
5,216 Walt Disney Company 647,201
3,951 Windstream Services, LLC
Rights
c,n
37,495
3,964 Wolters Kluwer NV 338,141
10,909 Zillow Group, Inc.
n
1,107,700
Total 18,553,352
Consumer Discretionary (3.0%)
2,000 ABC-MART, Inc. 104,132
2,009 Amazon.com, Inc.
n
6,325,799
1,100 AOKI Holdings, Inc. 5,532
14,589 Aptiv plc 1,337,520
1,911 ARB Corporation, Ltd. 38,180
4,073 Aristocrat Leisure, Ltd. 88,826
2,200 Autobacs Seven Company, Ltd. 28,655
587 AutoZone, Inc.
n
691,275
37,646 B&M European Value Retail SA 240,002
3,428 Berkeley Group Holdings plc 186,871
474 Booking Holdings, Inc.
n
810,862
1,400 Bridgestone Corporation 44,253
4,245 Bunzl plc 137,056
3,143 Burlington Stores, Inc.
n
647,741
18,419 Callaway Golf Company 352,540
8,660 Cedar Fair, LP 243,086
423 Chipotle Mexican Grill, Inc.
n
526,089
2,700 Chiyoda Company, Ltd. 25,153
279 Churchill Downs, Inc. 45,706
274 Cie Generale des Etablissements
Michelin 29,413
28,700 Citizen Watch Company, Ltd.
n
80,512
2,610 Collins Foods, Ltd. 19,406
13,769 Cooper-Standard Holdings, Inc.
n
181,888
7,362 Crocs, Inc.
n
314,578
Shares Common Stock (26.0%) Value
Consumer Discretionary (3.0%) - continued
6,739 D.R. Horton, Inc. $ 509,671
792 Darden Restaurants, Inc. 79,786
385 Deckers Outdoor Corporation
n
84,704
11,000 Denso Corporation 482,149
7,757 Dick's Sporting Goods, Inc. 448,975
9,191 Dollarama, Inc. 352,303
6,199 Dometic Group AB
i,n
76,536
370 Domino's Pizza Enterprises, Ltd. 21,156
1,451 Domino's Pizza Group plc 6,829
1,063 Domino's Pizza, Inc. 452,073
100 Doutor Nichires Holdings
Company, Ltd. 1,519
939 eBay, Inc. 48,922
1,266 Emerald Holding, Inc. 2,583
1,148 Europris ASA
i
5,885
200 Exedy Corporation 2,605
100 Fast Retailing Company, Ltd. 62,842
1,121 Five Below, Inc.
n
142,367
50,000 Galaxy Entertainment Group, Ltd. 338,035
528 Grand Canyon Education, Inc.
n
42,208
10,449 GVC Holdings plc
n
130,866
16,075 Harley-Davidson, Inc. 394,480
127 Helen of Troy, Ltd.
n
24,577
280 Hermes International 241,152
7,219 Home Depot, Inc. 2,004,788
20,706 Husqvarna AB 227,687
8,901 Industria de Diseno Textil SA 246,242
992 InterContinental Hotels Group plc
n
52,071
1,600 Izumi Company, Ltd. 58,342
7,835 Leggett & Platt, Inc. 322,567
10,943 Lowe's Companies, Inc. 1,815,006
3,078 Lululemon Athletica, Inc.
n
1,013,801
65 LVMH Moet Hennessy Louis
Vuitton SE 30,414
2,893 McDonald's Corporation 634,985
25 Mercadolibre, Inc.
n
27,062
2,950 Miller Industries, Inc. 90,181
1,890 Mohawk Industries, Inc.
n
184,445
37,101 Moneysupermarket.com Group plc 127,888
302 Netflix, Inc.
n
151,009
10,500 NHK Spring Company, Ltd. 67,229
2,600 Nihon Unisys, Ltd. 82,031
4,715 NIKE, Inc. 591,921
8,600 Nissan Motor Company, Ltd.
n
30,415
324 NVR, Inc.
n
1,322,931
1,800 Onward Holdings Company, Ltd. 4,663
500 Oriental Land Company, Ltd. 70,123
3,270 Pandox AB
n
37,488
895 Penn National Gaming, Inc.
n
65,066
2,174 Planet Fitness, Inc.
n
133,962
3,674 Playa Hotels and Resorts NV
n
15,394
1,900 PLENUS Company, Ltd. 32,806
1,538 Premier Investments, Ltd. 22,863
14,649 Redrow plc
n
76,220
2,504 Restaurant Brands International,
Inc. 144,005
3,173 RH
k,n
1,214,053
3,200 Rinnai Corporation 312,132
5,200 Sangetsu Company, Ltd. 80,165
300 Sankyo Company, Ltd. 7,856
106 Scandic Hotels Group AB
i
318
6,600 Sekisui House, Ltd. 116,957
800 SHIMAMURA Company, Ltd. 77,715
2,954 Sleep Number Corporation
n
144,480
2,600 Sony Corporation 199,269
8,870 Sony Corporation ADR 680,773

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.0%) Value
Consumer Discretionary (3.0%) - continued
11,302 Stoneridge, Inc.
n
$ 207,618
50,400 Sumitomo Electric Industries, Ltd. 567,369
23,600 Sumitomo Rubber Industries, Ltd. 219,224
2,513 Super Retail Group, Ltd. 19,112
800 Takara Standard Company, Ltd. 10,768
419 Tesla, Inc.
n
179,755
7,095 Texas Roadhouse, Inc. 431,305
2,880 Thule Group AB
i
95,039
1,000 Toyoda Gosei Company, Ltd. 22,961
1,200 Toyota Motor Corporation 79,644
160 Wayfair, Inc.
n
46,562
1,041 Yum! Brands, Inc. 95,043
8,040 Zumiez, Inc.
n
223,673
Total 31,172,694
Consumer Staples (1.1%)
3,100 Arcs Company, Ltd. 79,587
1,900 Asahi Group Holdings, Ltd. 66,220
3,785 BJ's Wholesale Club Holdings,
Inc.
n
157,267
1,959 British American Tobacco plc 70,272
11,054 Bunge, Ltd. 505,168
4,040 Carlsberg AS 544,278
8,735 Colgate-Palmolive Company 673,905
1,379 Costco Wholesale Corporation 489,545
33,574 Cott Corporation
k
476,751
858 Elior Participations SCA
i
3,984
4,010 ForFarmers BV 24,542
972 Glanbia plc 10,036
23,879 Hain Celestial Group, Inc.
n
819,050
16,900 Japan Tobacco, Inc. 308,320
2,248 John B. Sanfilippo & Son, Inc. 169,454
1,100 Kao Corporation 82,578
2,700 Kewpie Corporation 55,533
2,830 Kimberly-Clark Corporation 417,878
8,145 Lamb Weston Holdings, Inc. 539,769
26 Lindt & Spruengli AG 219,465
620 L'Oreal SA 201,767
1,000 Ministop Company, Ltd. 14,056
12,533 Nestle SA 1,491,578
100 Noevir Holdings Company, Ltd. 4,680
4,445 Orkla ASA 44,861
5,296 PepsiCo, Inc. 734,026
2,124 Philip Morris International, Inc. 159,279
4,221 Procter & Gamble Company 586,677
375 Royal Unibrew AS 38,652
4,000 Seven & I Holdings Company, Ltd. 124,280
3,700 Sugi Holdings Company, Ltd. 261,604
3,700 Sundrug Company, Ltd. 139,471
10,580 Turning Point Brands, Inc. 295,182
500 Unicharm Corporation 22,362
2,275 Unilever NV 138,155
14,786 Wal-Mart Stores, Inc. 2,068,709
Total 12,038,941
Energy (0.9%)
22,323 BP plc ADR 389,760
40,451 CGG SA
n
26,979
1,370 Cheniere Energy, Inc.
n
63,390
8,665 Chevron Corporation 623,880
104 Cimarex Energy Company 2,530
6,050 ConocoPhillips 198,682
733 Core Laboratories NV 11,186
5,422 Diamondback Energy, Inc. 163,311
19,011 Enbridge, Inc. 555,121
Shares Common Stock (26.0%) Value
Energy (0.9%) - continued
45,700 Eneos Holdings, Inc. $ 163,052
29,835 Eni SPA 233,194
24,848 Enterprise Products Partners, LP 392,350
4,047 EOG Resources, Inc. 145,449
24,962 EQT Corporation 322,759
16,719 Equinor ASA 236,869
9,304 Exxon Mobil Corporation 319,406
548 Gaztransport Et Technigaz SA 52,259
5,421 Gibson Energy, Inc. 87,856
12,884 Halliburton Company 155,252
21,837 Helmerich & Payne, Inc. 319,912
16,307 John Wood Group plc
n
44,772
34,750 Kinder Morgan, Inc. 428,467
593 Lundin Energy AB 11,760
13,044 Marathon Oil Corporation 53,350
12,471 Marathon Petroleum Corporation 365,899
119,109 McDermott International, Inc.
n
285,862
8,500 MPLX, LP 133,790
12,492 Nine Energy Service, Inc.
n
14,116
2,783 OMV AG
n
76,146
4,066 PDC Energy, Inc.
n
50,398
6,167 Pioneer Natural Resources
Company 530,300
23,952 Royal Dutch Shell plc, Class A 299,002
38,797 Royal Dutch Shell plc, Class B 470,495
2,850 SBM Offshore NV 45,462
4,517 Schlumberger, Ltd. 70,285
9,542 SEACOR Holdings, Inc.
n
277,481
3,000 Subsea 7 SA
n
21,562
4,301 TC Energy Corporation 180,561
10,225 Tenaris SA ADR 100,716
14,183 Total SE 487,083
42,196 Tullow Oil plc
n
8,256
6,727 Valero Energy Corporation 291,414
1,322 Washington H. Soul Pattinson and
Company, Ltd. 22,456
6,900 Williams Companies, Inc. 135,585
388 Woodside Petroleum, Ltd. 4,925
90,290 WPX Energy, Inc.
n
442,421
Total 9,315,761
Financials (3.5%)
16,861 AB Industrivarden
n
448,396
12,320 Aflac, Inc. 447,832
9,800 AIA Group, Ltd. 97,413
10,665 Air Lease Corporation 313,764
5,819 Allianz SE 1,116,846
25,704 Ally Financial, Inc. 644,399
3,756 American Express Company 376,539
1,794 American Financial Group, Inc. 120,162
9,240 American International Group, Inc. 254,377
1,256 Aon plc 259,113
56 Ares Capital Corporation 781
3,471 Arthur J. Gallagher & Company 366,468
6,689 Associated Banc-Corp 84,415
36,015 Assured Guaranty, Ltd. 773,602
1,080 ASX, Ltd. 63,143
3,678 Baloise Holding AG 541,492
42,303 Bank of America Corporation 1,019,079
384 Bank of Marin Bancorp 11,121
7,845 Bank of N.T. Butterfield & Son, Ltd. 174,787
2,065 Berkshire Hathaway, Inc.
n
439,721
4,386 Berkshire Hills Bancorp, Inc. 44,343
1,291 BlackRock, Inc. 727,543
3,087 Blackstone Mortgage Trust, Inc. 67,821

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.0%) Value
Financials (3.5%) - continued
1,095 Boston Private Financial Holdings,
Inc. $ 6,044
19,892 Bridgewater Bancshares, Inc.
n
188,775
11,620 Capital One Financial Corporation 835,013
8,510 Charles Schwab Corporation 308,317
5,710 Chubb, Ltd. 663,045
39,052 CI Financial Corporation 495,354
23,462 Citigroup, Inc. 1,011,447
1,694 Cohen & Steers, Inc. 94,424
10,960 Columbia Banking System, Inc. 261,396
4,400 Comerica, Inc. 168,300
2,127 Commonwealth Bank of Australia 97,877
1,543 Community Trust Bancorp, Inc. 43,605
2,353 Credit Agricole SA
n
20,530
34,200 DBS Group Holdings, Ltd. 502,786
2,315 Deutsche Boerse AG 405,869
8,758 Deutsche Pfandbriefbank AG
i,n
58,065
7,290 Discover Financial Services 421,216
34,201 DnB ASA
n
476,441
2,536 Ellington Residential Mortgage
REIT 28,150
7,047 Euronext NV
i
882,756
4,139 Evercore, Inc. 270,939
26,953 Everi Holdings, Inc.
n
222,362
873 FactSet Research Systems, Inc. 292,350
384 FBL Financial Group, Inc. 18,509
461 Financial Institutions, Inc. 7,099
6,270 First BanCorp 32,729
3,210 First Busey Corporation 51,007
3,915 First Financial Bancorp 47,000
11,224 First Interstate BancSystem, Inc. 357,484
565 First Merchants Corporation 13,085
298 First Mid-Illinois Bancshares, Inc. 7,435
41,633 FlexiGroup, Ltd. 32,447
18,000 FS KKR Capital Corporation 285,480
19,700 FS KKR Capital Corporation II 289,787
9,872 Fulton Financial Corporation 92,106
3,661 Glacier Bancorp, Inc. 117,335
1,199 Goldman Sachs Group, Inc. 240,963
24,000 Golub Capital BDC, Inc. 317,760
1,910 Great Southern Bancorp, Inc. 69,180
1,021 Great Western Bancorp, Inc. 12,711
365 Groupe Bruxelles Lambert SA 32,906
5,818 Hancock Whitney Corporation 109,437
6,729 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 284,435
11,584 Hartford Financial Services Group,
Inc. 426,986
12,595 Heartland Financial USA, Inc. 377,787
25,250 Heritage Commerce Corporation 168,039
1,202 Hometrust Bancshares, Inc. 16,323
4,543 Hope Bancorp, Inc. 34,459
1,717 Houlihan Lokey, Inc. 101,389
19,375 HSBC Holdings plc 75,800
315 IGM Financial, Inc. 7,222
543 Independent Bank Corporation 6,826
7,681 Interactive Brokers Group, Inc. 371,223
134,573 Israel Discount Bank, Ltd. 363,037
17,879 J.P. Morgan Chase & Company 1,721,211
10,600 Japan Post Bank Company, Ltd. 82,678
1,500 Japan Post Holdings Company,
Ltd. 10,229
5,740 Julius Baer Group, Ltd. 243,792
8,780 Kemper Corporation 586,767
42,899 KeyCorp 511,785
1,093 L E Lundbergforetagen AB
n
54,004
Shares Common Stock (26.0%) Value
Financials (3.5%) - continued
807 Lakeland Bancorp, Inc. $ 8,030
6,865 Laurentian Bank of Canada
k
141,007
668 Markel Corporation
n
650,432
117 MarketAxess Holdings, Inc. 56,346
1,292 Marsh & McLennan Companies,
Inc. 148,192
2,894 Mediobanca SPA 22,677
11,200 Meridian Bancorp, Inc. 115,920
10,730 MetLife, Inc. 398,834
3,980 MidWestOne Financial Group, Inc. 71,123
19,200 Mitsubishi UFJ Financial Group,
Inc. 76,625
2,991 Mizrahi Tefahot Bank, Ltd. 53,054
401 Moody's Corporation 116,230
17,140 Morgan Stanley 828,719
1,200 MS and AD Insurance Group
Holdings, Inc. 32,332
5,489 National Bank of Canada 272,647
657 OFG Bancorp 8,186
1,331 Onex Corporation 59,376
13,300 ORIX Corporation 166,121
1,273 PacWest Bancorp 21,743
2,524 Paragon Banking Group plc 10,821
2,386 Pargesa Holding SA 197,252
330 Peapack-Gladstone Financial
Corporation 5,000
4,672 Popular, Inc. 169,453
3,396 Primerica, Inc. 384,223
268 QCR Holdings, Inc. 7,346
22,926 Radian Group, Inc. 334,949
357 Raiffeisen Bank International AG
n
5,464
6,940 Raymond James Financial, Inc. 504,954
9,625 Royal Bank of Canada 675,785
2,119 S&P Global, Inc. 764,111
9,891 Santander Consumer USA
Holdings, Inc. 179,917
12,170 Seacoast Banking Corporation of
Florida
n
219,425
2,187 Selective Insurance Group, Inc. 112,609
2,800 Senshu Ikeda Holdings, Inc. 4,674
1,055 Simmons First National
Corporation 16,727
6,700 Singapore Exchange, Ltd. 45,189
16,800 Sixth Street Specialty Lending, Inc. 289,128
1,988 St. James's Place plc 23,917
2,040 State Auto Financial Corporation 28,070
7,300 Sumitomo Mitsui Financial Group,
Inc. 204,114
17,387 Sun Life Financial, Inc. 708,512
1,523 Swiss Life Holding AG 576,290
15,645 Synovus Financial Corporation 331,205
3,008 T. Rowe Price Group, Inc. 385,686
680 TMX Group, Ltd. 69,933
3,300 Tokio Marine Holdings, Inc. 144,390
1,093 Topdanmark AS 52,907
18,783 Toronto-Dominion Bank 869,642
11,592 Triumph Bancorp, Inc.
n
360,975
13,850 Truist Financial Corporation 526,993
406 Washington Federal, Inc. 8,469
273 Washington Trust Bancorp, Inc. 8,370
36,146 Wells Fargo & Company 849,792
20,425 Western Alliance Bancorp 645,839
27,073 Zions Bancorporations NA 791,073
Total 37,487,468

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.0%) Value
Health Care (4.0%)
7,189 Abbott Laboratories $ 782,379
1,951 AbbVie, Inc. 170,888
4,163 Alexion Pharmaceuticals, Inc.
n
476,372
2,781 Align Technology, Inc.
n
910,388
4,354 Amgen, Inc. 1,106,613
5,908 AMN Healthcare Services, Inc.
n
345,382
2,980 Anthem, Inc. 800,398
6,200 Astellas Pharmaceutical, Inc. 92,421
2,916 Baxter International, Inc. 234,505
2,211 Becton, Dickinson and Company 514,455
1,892 Biogen, Inc.
n
536,723
3,096 Biohaven Pharmaceutical Holding
Company, Ltd.
n
201,271
5,050 Catalent, Inc.
n
432,583
11,960 Centene Corporation
n
697,627
3,598 Cerner Corporation 260,099
104 Chemed Corporation 49,956
6,700 Chugai Pharmaceutical Company,
Ltd. 300,666
4,342 Cigna Holding Company 735,578
4,220 CSL, Ltd. 871,712
7,726 CVS Health Corporation 451,198
7,400 Daiichi Sankyo Company, Ltd. 227,163
12,939 Danaher Corporation 2,786,155
10,667 Edwards Lifesciences Corporation
n
851,440
2,728 Eli Lilly and Company 403,799
4,717 Gilead Sciences, Inc. 298,067
66,025 GlaxoSmithKline plc 1,237,810
11,133 GlaxoSmithKline plc ADR 419,046
226 Grifols SA 6,499
9,838 Halozyme Therapeutics, Inc.
n
258,543
4,190 HCA Healthcare, Inc. 522,409
678 Humana, Inc. 280,617
33 IDEXX Laboratories, Inc.
n
12,973
238 Illumina, Inc.
n
73,561
733 Incyte Corporation
n
65,779
1,333 Intuitive Surgical, Inc.
n
945,817
3,155 IQVIA Holding, Inc.
n
497,323
5,582 Jazz Pharmaceuticals, Inc.
n
795,937
19,539 Johnson & Johnson 2,908,966
1,300 KYORIN Holdings, Inc. 26,352
439 Laboratory Corporation of America
Holdings
n
82,651
2,583 LHC Group, Inc.
n
549,042
85 Lifco AB 6,575
428 LNA Sante 23,765
2,200 M3, Inc. 136,084
209 Masimo Corporation
n
49,337
1,200 Medipal Holdings Corporation 24,063
19,613 Medtronic plc 2,038,183
21,653 Merck & Company, Inc. 1,796,116
441 Mettler-Toledo International, Inc.
n
425,896
21,709 Novartis AG 1,884,869
16,788 Novo Nordisk AS 1,163,150
2,722 Novo Nordisk AS ADR 188,988
1,200 Olympus Corporation 24,955
12,240 Optinose, Inc.
n
47,736
1,002 PerkinElmer, Inc. 125,761
614 Pfizer, Inc. 22,534
634 Quest Diagnostics, Inc. 72,587
1,861 Quidel Corporation
n
408,266
8,391 Recordati SPA 429,832
5,924 Roche Holding AG 2,029,210
2,799 Sanofi 280,495
1,400 Sawai Pharmaceutical Company,
Ltd. 70,639
Shares Common Stock (26.0%) Value
Health Care (4.0%) - continued
1,683 Sonova Holding AG
n
$ 426,498
299 STERIS plc 52,681
4,168 Stryker Corporation 868,486
7,469 Syneos Health, Inc.
n
397,052
100 Sysmex Corporation 9,568
7,156 Tactile Systems Technology, Inc.
n
261,838
6,900 Takeda Pharmaceutical Company,
Ltd. 246,626
389 Tecan Group AG 193,456
738 Teladoc Health, Inc.
k,n
161,799
1,400 Terumo Corporation 55,741
3,308 Thermo Fisher Scientific, Inc. 1,460,548
100 Toho Holdings Company, Ltd. 2,156
700 Tsumura & Company 21,815
3,985 UnitedHealth Group, Inc. 1,242,403
3,860 Universal Health Services, Inc. 413,097
1,017 Veeva Systems, Inc.
n
285,970
1,473 Vertex Pharmaceuticals, Inc.
n
400,833
1,862 Zimmer Biomet Holdings, Inc. 253,493
3,547 Zoetis, Inc. 586,567
Total 41,810,831
Industrials (3.7%)
833 3M Company 133,430
9 A.P. Moller - Maersk AS, Class A 13,174
110 A.P. Moller - Maersk AS, Class B 173,897
6,661 Aalberts NV 239,528
1,039 Aerojet Rocketdyne Holdings, Inc.
n
41,446
3,416 AGCO Corporation 253,706
269 Akzo Nobel NV 27,188
2,640 Allegion plc 261,122
24,699 Altra Industrial Motion Corporation 913,122
8,686 AMETEK, Inc. 863,388
35,481 Arconic, Inc. 593,242
4,485 ASGN, Inc.
n
285,067
16,796 Assa Abloy AB 392,692
15,466 Atlas Copco AB, Class A 737,400
4,715 Atlas Copco AB, Class B 196,776
2,766 Boeing Company 457,109
2,881 Canadian National Railway
Company 306,826
3,080 Carlisle Companies, Inc. 376,900
22,180 Carrier Global Corporation 677,377
2,970 CIA De Distribucion Integral 50,697
1,025 Cintas Corporation 341,151
563 CSW Industrials, Inc. 43,492
5,181 CSX Corporation 402,408
6,159 Curtiss-Wright Corporation 574,388
200 Daikin Industries, Ltd. 36,955
14,690 Delta Air Lines, Inc. 449,220
1,784 Deutsche Post AG 80,950
1,912 Eaton Corporation plc 195,081
9,330 Emerson Electric Company 611,768
2,469 Encore Wire Corporation 114,611
841 Expeditors International of
Washington, Inc. 76,127
9,939 Experian plc 373,453
6,959 Fortive Corporation 530,345
4,293 Forward Air Corporation 246,332
796 Geberit AG 470,933
8,447 General Dynamics Corporation 1,169,318
360 Gorman-Rupp Company 10,606
8,773 Greenbrier Companies, Inc. 257,926
1,700 GS Yuasa Corporation 29,377
37,331 GWA Group, Ltd. 74,693
2,500 Hanwa Company, Ltd. 50,044

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.0%) Value
Industrials (3.7%) - continued
4,719 Heico Corporation $ 493,891
6,464 Helios Technologies, Inc. 235,290
6,531 Honeywell International, Inc. 1,075,068
2,555 IDEX Corporation 466,058
2,248 Illinois Tool Works, Inc. 434,336
9,100 Inaba Denki Sangyo Company,
Ltd. 228,571
705 JB Hunt Transport Services, Inc. 89,098
1,600 Jet2 plc 13,852
21,340 Johnson Controls International plc 871,739
5,600 Kamigumi Company, Ltd. 110,350
3,020 Kansas City Southern 546,107
10,000 Kinden Corporation 176,613
9,226 Koninklijke Philips NV
n
435,646
99 Kuehne & Nagel International AG 19,223
780 L3Harris Technologies, Inc. 132,475
2,471 Landstar System, Inc. 310,086
12,682 Legrand SA 1,013,775
1,292 Lennox International, Inc. 352,212
3,790 Lincoln Electric Holdings, Inc. 348,832
2,502 Linde Public Limited Company 595,801
1,981 Lockheed Martin Corporation 759,278
6,346 Manpower, Inc. 465,352
36,100 Marubeni Corporation 204,954
22,353 Meritor, Inc.
n
468,072
3,022 Middleby Corporation
k,n
271,104
21,900 Mitsubishi Corporation 524,185
16,600 Mitsubishi Electric Corporation 225,249
3,600 Mitsuboshi Belting, Ltd. 58,583
31,900 Mitsui & Company, Ltd. 548,132
3,763 NAPCO Security Technologies,
Inc.
n
88,430
8,233 National Express Group plc
n
16,182
300 Nikkon Holdings Company, Ltd. 6,504
400 Nishimatsu Construction
Company, Ltd. 7,945
13,300 Nitto Kogyo Corporation 264,288
6,161 Nobina AB
i,n
40,501
745 Nordson Corporation 142,906
1,098 Norfolk Southern Corporation 234,961
12,702 Nutrien, Ltd. 498,299
3,644 Old Dominion Freight Line, Inc. 659,272
5,025 Otis Worldwide Corporation 313,661
19,503 PageGroup plc
n
94,018
4,689 Parker-Hannifin Corporation 948,772
10,476 Patrick Industries, Inc. 602,580
14,911 Raven Industries, Inc. 320,885
10,060 Raytheon Technologies
Corporation 578,852
2,600 Recruit Holdings Company, Ltd. 103,260
4,414 Redde Northgate plc 10,507
39,591 RELX plc 881,223
4,026 Ritchie Brothers Auctioneers, Inc. 238,541
3,529 Rockwell Automation, Inc. 778,780
2,248 Saia, Inc.
n
283,563
2,057 Sandvik AB
n
40,225
300 Sanwa Holdings Corporation 3,181
8,942 Schneider Electric SE 1,111,487
10,244 SEEK, Ltd. 158,029
6,305 Signify NV
i,n
233,205
4,531 SKF AB 93,477
121,200 Sojitz Corporation
k
275,054
25,672 Southwest Airlines Company 962,700
2,109 Spirax-Sarco Engineering plc 300,327
725 Spirit Aerosystems Holdings, Inc. 13,710
2,560 Stanley Black & Decker, Inc. 415,232
Shares Common Stock (26.0%) Value
Industrials (3.7%) - continued
152 Stantec, Inc. $ 4,615
26,800 Sumitomo Corporation 323,060
1,000 Taikisha, Ltd. 27,737
300 Taisei Corporation 10,154
337 Teledyne Technologies, Inc.
n
104,541
2,120 TFI International, Inc. 88,650
10,867 Timken Company 589,209
3,500 Toppan Forms Company, Ltd. 33,319
3,376 Transcontinental, Inc.
k
41,682
10,045 Transurban Group 102,569
3,300 Tsubakimoto Chain Company 77,633
4,820 Tutor Perini Corporation
n
53,647
3,073 Union Pacific Corporation 604,982
102 United Parcel Service, Inc. 16,996
7,197 United Rentals, Inc.
n
1,255,877
1,331 Valmont Industries, Inc. 165,284
2,258 Verisk Analytics, Inc. 418,430
2,100 Yuasa Trading Company, Ltd. 65,626
Total 39,311,765
Information Technology (5.4%)
4,409 Accenture plc 996,390
2,613 Adobe, Inc.
n
1,281,494
2,818 Advanced Energy Industries, Inc.
n
177,365
42,873 Advanced Micro Devices, Inc.
n
3,515,157
1,100 Advantest Corporation 53,505
11,387 Agilysys, Inc.
n
275,110
7,919 Akamai Technologies, Inc.
n
875,366
8,096 Alliance Data Systems Corporation 339,870
6,761 Amphenol Corporation 732,013
599 Analog Devices, Inc. 69,927
3,214 ANSYS, Inc.
n
1,051,717
61,715 Apple, Inc. 7,147,214
285 ASM International NV 40,853
2,579 ASML Holding NV 952,619
852 Automatic Data Processing, Inc. 118,845
100 Azbil Corporation 3,747
2,050 BE Semiconductor Industries NV 87,888
3,054 Blackline, Inc.
n
273,730
3,838 Broadcom, Ltd. 1,398,260
1,615 Broadridge Financial Solutions,
Inc. 213,180
409 Cadence Design Systems, Inc.
n
43,612
5,100 Canon, Inc. 84,591
723 Capgemini SA 92,758
2,044 CDW Corporation 244,319
12,587 CGI, Inc.
n
854,352
20,894 Change Healthcare, Inc.
n
303,172
14,396 Ciena Corporation
n
571,377
48,486 Cisco Systems, Inc. 1,909,864
600 Computer Engineering &
Consulting, Ltd. 9,309
5,975 Computer Services, Inc. 370,450
19,343 Computershare, Ltd. 171,122
1,078 Dialog Semiconductor plc
n
46,985
5,815 Dolby Laboratories, Inc. 385,418
21,738 Dropbox, Inc.
n
418,674
800 DTS Corporation 17,025
473 Fair Isaac Corporation
n
201,205
4,600 Fuji Soft, Inc. 237,203
777 Gartner, Inc.
n
97,086
32,068 Halma plc 968,839
2,400 Hitachi, Ltd. 81,263
2,000 Hoya Corporation 225,833
6,944 II-VI, Inc.
n
281,649
1,419 Intel Corporation 73,476

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.0%) Value
Information Technology (5.4%) - continued
297 International Business Machines
Corporation $ 36,136
1,754 Intuit, Inc. 572,172
800 ITOCHU Techno-Solutions
Corporation 30,348
509 Jack Henry & Associates, Inc. 82,758
800 Japan Material Company, Ltd. 11,217
100 Kanematsu Electronics, Ltd. 4,062
900 Keyence Corporation 420,731
1,044 Lam Research Corporation 346,347
800 Lasertec Corporation 65,759
7,507 Lattice Semiconductor
Corporation
n
217,403
1,352 Littelfuse, Inc. 239,764
2,727 Lumentum Holdings, Inc.
n
204,880
6,983 MasterCard, Inc. 2,361,441
6,879 Microchip Technology, Inc. 706,886
24,195 Micron Technology, Inc.
n
1,136,197
34,876 Microsoft Corporation 7,335,469
755 Motorola Solutions, Inc. 118,392
700 Murata Manufacturing Company,
Ltd. 45,519
9,514 National Instruments Corporation 339,650
14,500 NEC Networks & System
Integration Corporation 278,725
2,252 Nice, Ltd. ADR
k,n
511,272
700 NS Solutions Corporation 21,569
1,100 NSD Company, Ltd. 21,606
400 NTT Data Corporation 5,119
51,060 Nuance Communications, Inc.
n
1,694,681
2,351 NVIDIA Corporation 1,272,408
200 OBIC Company, Ltd. 35,173
7,345 ON Semiconductor Corporation
n
159,313
17,734 Oracle Corporation 1,058,720
800 Oracle Corporation Japan 86,381
700 Otsuka Corporation 35,771
1,871 Paychex, Inc. 149,250
4,255 PayPal Holdings, Inc.
n
838,363
3,432 Plexus Corporation
n
242,402
6,660 QUALCOMM, Inc. 783,749
2,200 Ryoyo Electro Corporation
k
61,112
21,030 Sabre Corporation 136,905
2,054 Sage Group plc 19,088
1,032 Salesforce.com, Inc.
n
259,362
587 Samsung Electronics Company,
Ltd. GDR 744,271
686 SAP SE 106,823
2,053 ServiceNow, Inc.
n
995,705
124 Skyworks Solutions, Inc. 18,042
3,317 Square, Inc.
n
539,178
2,579 Synopsys, Inc.
n
551,854
383 Teradyne, Inc. 30,433
13,630 Texas Instruments, Inc. 1,946,228
2,400 TIS, Inc. 50,976
1,100 Tokyo Electron, Ltd. 287,380
934 VeriSign, Inc.
n
191,330
9,304 Visa, Inc. 1,860,521
1,886 VMware, Inc.
k,n
270,962
4,269 Workiva, Inc.
n
238,039
139 Worldline SA
i,n
11,382
Total 57,083,056
Materials (1.2%)
4,021 Air Liquide SA 637,371
406 Air Products and Chemicals, Inc. 120,931
10,800 Air Water, Inc. 146,067
Shares Common Stock (26.0%) Value
Materials (1.2%) - continued
16,642 Axalta Coating Systems, Ltd.
n
$ 368,953
8,847 Ball Corporation 735,363
8,356 BHP Group, Ltd. 215,866
1,443 Buzzi Unicem SPA 33,526
4,744 Centamin plc 12,385
16,120 CF Industries Holdings, Inc. 495,045
115 Christian Hansen Holding AS 12,766
3,838 Croda International plc 309,597
9,140 Eastman Chemical Company 714,017
3,987 Ecolab, Inc. 796,762
25,486 Element Solutions, Inc.
n
267,858
156 EMS-CHEMIE Holding AG 140,161
372 Eramet SA
n
9,389
63 Givaudan SA 272,022
12,215 Granges AB
n
109,027
18,815 Hexpol AB
n
168,302
14,803 Hochschild Mining plc
n
41,742
1,727 Holmen AB 64,080
266 IAMGOLD Corporation
n
1,019
538 IMCD NV 63,987
56,296 Ivanhoe Mines, Ltd.
n
204,628
6,860 Koninklijke DSM NV 1,129,379
9,900 Kyoei Steel, Ltd. 127,251
1,300 Lintec Corporation 30,271
15,775 Louisiana-Pacific Corporation 465,520
632 Martin Marietta Materials, Inc. 148,747
100 Nippon Steel Trading Corporation 2,857
808 Novozymes AS 50,785
8,630 Nucor Corporation 387,142
6,706 Ramelius Resources, Ltd. 10,128
3,009 Rio Tinto plc 181,060
3,312 Rio Tinto, Ltd. 226,214
26,647 Sandfire Resources, Ltd. 78,749
692 Sherwin-Williams Company 482,144
400 Shin-Etsu Chemical Company, Ltd. 52,342
2,002 Sika AG 491,595
8,591 Silver Lake Resources, Ltd.
n
14,421
14,600 Steel Dynamics, Inc. 417,998
27,500 Sumitomo Chemical Company,
Ltd. 91,024
3,273 Symrise AG 452,078
1,700 Taiyo Holdings Company, Ltd. 89,020
7,200 Toagosei Company, Ltd. 77,163
49,900 Toray Industries, Inc. 228,293
4,900 Ube Industries, Ltd. 82,747
4,511 UFP Technologies, Inc.
n
186,846
3,357 United States Lime & Minerals, Inc. 302,466
5,480 W. R. Grace & Company 220,789
459 Wacker Chemie AG 44,544
4,041 Yara International ASA 155,497
Total 12,167,934
Real Estate (1.0%)
2,188 Agree Realty Corporation 139,244
2,468 Alexandria Real Estate Equities,
Inc. 394,880
6,332 Allied Properties REIT 170,480
8,611 Alstria Office REIT AG 119,739
19,898 American Campus Communities,
Inc. 694,838
1,423 American Tower Corporation 343,982
121,612 Ascendas REIT 291,009
2,206 AvalonBay Communities, Inc. 329,444
5,639 Camden Property Trust 501,758
7,384 Castellum AB 167,722
5,699 CBRE Group, Inc.
n
267,682

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.0%) Value
Real Estate (1.0%) - continued
7,180 Choice Properties REIT $ 68,913
231 Cofinimmo SA 34,736
4,362 Colliers International Group, Inc. 290,902
600 Community Healthcare Trust, Inc. 28,056
3,200 Daito Trust Construction Company,
Ltd. 283,663
2,772 Digital Realty Trust, Inc. 406,819
12,804 Douglas Emmett, Inc. 321,380
12,530 Duke Realty Corporation 462,357
871 EastGroup Properties, Inc. 112,646
2,426 Entra ASA
i,k
34,092
8,868 Essential Properties Realty Trust,
Inc. 162,462
632 Essex Property Trust, Inc. 126,899
6,768 First Industrial Realty Trust, Inc. 269,366
7,742 Four Corners Property Trust, Inc. 198,118
2 Frontier Real Estate Investment
Corporation 6,813
4 Fukuoka REIT Corporation 5,195
1,129 Getty Realty Corporation 29,365
9,260 Granite REIT 537,428
3 Hankyu REIT, Inc. 3,493
4,147 Healthcare Realty Trust, Inc. 124,908
52,677 Host Hotels & Resorts, Inc. 568,385
11,000 Hysan Development Company,
Ltd. 33,082
703 Industrial Logistics Properties Trust 15,375
57 Invesco Office J-Reit, Inc. 7,896
2,740 iSTAR Financial, Inc. 32,359
26 Japan Hotel REIT Investment
Corporation 12,847
5 Japan Prime Realty Investment
Corporation 15,513
1,712 Kilroy Realty Corporation 88,956
1,666 Kungsleden AB 15,771
317 LEG Immobilien AG 45,185
8,700 Lexington Realty Trust 90,915
31,400 Mapletree Commercial Trust 45,108
18 Mori Trust Sogo REIT, Inc. 22,767
10,473 National Storage Affiliates Trust 342,572
17 Nomura Real Estate Master Fund,
Inc. 21,297
944 Plymouth Industrial REIT, Inc. 11,649
5,444 PSP Swiss Property AG 657,639
13,421 Quebecor, Inc. 335,739
5,017 Rayonier, Inc. REIT 132,650
4,688 Realty Income Corporation 284,796
22,000 Road King Infrastructure, Ltd. 26,290
2,918 Service Properties Trust 23,198
1,638 Spirit Realty Capital, Inc. 55,283
33,805 Sunstone Hotel Investors, Inc. 268,412
20,435 TAG Immobilien AG 616,198
2,139 Terreno Realty Corporation 117,132
267 UDR, Inc. 8,707
20 United Urban Investment
Corporation 22,255
4,078 Waypoint REIT, Ltd. 7,970
50,700 Wing Tai Holdings, Ltd. 64,796
2,143 WP Carey, Inc. 139,638
Total 11,058,769
Utilities (0.4%)
7,419 Alliant Energy Corporation 383,191
20,502 CenterPoint Energy, Inc. 396,714
6,211 CMS Energy Corporation 381,417
6,760 Duke Energy Corporation 598,666
Shares Common Stock (26.0%) Value
Utilities (0.4%) - continued
12,303 Enagas SA $ 283,870
5,341 Enel SPA 46,338
9,521 Entergy Corporation 938,104
8,372 Exelon Corporation 299,383
8,692 FirstEnergy Corporation 249,547
896 NextEra Energy, Inc. 248,694
843 Northland Power, Inc. 25,501
2,459 NorthWestern Corporation 119,606
4,075 PNM Resources, Inc. 168,420
3,218 Portland General Electric
Company 114,239
1,970 Spire, Inc. 104,804
348 Unitil Corporation 13,447
Total 4,371,941
Total Common Stock
(cost $237,869,285) 274,372,512
Shares
Registered Investment
Companies ( 6.7% ) Value
Unaffiliated  (1.8%)
47,022 Aberdeen Asia-Pacific Income
Fund, Inc. 187,618
25,350 AllianceBernstein Global High
Income Fund, Inc. 266,429
15,400 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 181,720
11,497 BlackRock Core Bond Trust 180,043
17,753 BlackRock Corporate High Yield
Fund, Inc. 189,602
12,805 BlackRock Credit Allocation
Income Trust 182,087
28,900 BlackRock Enhanced Equity
Dividend Trust 211,259
28,716 BlackRock Enhanced Global
Dividend Trust 274,812
17,266 BlackRock Multi-Sector Income
Trust 272,457
16,900 Brookfield Real Assets Income
Fund, Inc. 279,188
17,657 Cohen & Steers Quality Income
Realty Fund, Inc. 196,169
15,523 Eaton Vance Limited Duration
Income Fund 175,565
24,816 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 182,646
2,422 Health Care Select Sector SPDR
Fund 255,473
20,451 Invesco Dynamic Credit
Opportunities Fund 188,354
127,814 Invesco Senior Loan ETF 2,778,676
2,965 iShares Dow Jones US Home
Construction Index Fund 167,967
52,000 iShares S&P U.S. Preferred Stock
Index Fund 1,895,400
48,039 Liberty All-Star Equity Fund 288,714
43,050 Nuveen Credit Strategies Income
Fund 254,426
14,141 PGIM Global High Yield Fund, Inc. 187,368
13,941 PGIM High Yield Bond Fund, Inc. 192,525
9,575 Pimco Dynamic Credit And
Mortgage Income Fund 192,266
27,205 Royce Micro-Cap Trust, Inc. 208,662
31,429 Royce Value Trust, Inc. 397,263
41,210 SPDR Bloomberg Barclays High
Yield Bond ETF 4,296,967

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (6.7%) Value
Unaffiliated  (1.8%)- continued
7,146 Tri-Continental Corporation $ 185,296
860 Utilities Select Sector SPDR Fund
k
51,067
40,525 Vanguard Short-Term Corporate
Bond ETF
k
3,357,496
57,442 Voya Global Equity Dividend &
Premium Opportunity Fund 284,338
38,600 Wells Fargo Income Opportunities
Fund 281,780
Total 18,243,633
Affiliated  (4.9%)
5,319,468 Thrivent Core Emerging Markets
Debt Fund 52,237,173
Total 52,237,173
Total Registered Investment
Companies (cost $69,657,859) 70,480,806
Shares Preferred Stock ( 1.9% ) Value
Communications Services (0.1%)
32,525 AT&T, Inc., 4.750%
l
829,388
9,075 AT&T, Inc., 5.000%
l
242,393
Total 1,071,781
Consumer Discretionary (<0.1%)
1,174 International Flavors & Fragrances,
Inc., Convertible, 6.000% 52,008
Total 52,008
Consumer Staples (0.2%)
31,000 CHS, Inc., 6.750%
b,l
813,750
42,600 CHS, Inc., 7.100%
b,l
1,135,290
Total 1,949,040
Energy (0.1%)
66,540 Crestwood Equity Partners, LP,
9.250%
l
391,921
6,975 Energy Transfer Operating, LP,
7.600%
b,l
121,435
14,317 Nustar Logistics, LP, 7.009%
b
274,027
Total 787,383
Financials (1.2%)
10,000 Aegon Funding Corporation II,
5.100% 254,700
8,335 Agribank FCB, 6.875%
b,l
887,677
20,000 Allstate Corporation, 5.100%
l
535,600
17,600 Bank of America Corporation,
5.000%
l
461,824
7,750 Bank of America Corporation,
5.375%
l
208,243
303 Bank of America Corporation,
Convertible, 7.250%
l
450,864
19,925 Capital One Financial Corporation,
5.000%
l
499,719
12,970 Cobank ACB, 6.250%
b,l
1,348,880
21,500 Equitable Holdings, Inc., 5.250%
l
548,895
585 First Horizon Bank, 3.750%
b,i,l
438,750
38,150 GMAC Capital Trust I, 6.065%
b
952,606
21,740 Hartford Financial Services Group,
Inc., 7.875%
b
601,546
13,150 J.P. Morgan Chase & Company,
4.750%
l
347,949
12,800 J.P. Morgan Chase & Company,
5.750%
l
349,568
Shares Preferred Stock (1.9%) Value
Financials (1.2%) - continued
12,800 Legg Mason, Inc., 5.450% $ 326,400
27,084 Morgan Stanley, 7.125%
b,l
747,518
3,500 Synovus Financial Corporation,
5.875%
b,l
90,055
19,200 Truist Financial Corporation,
4.750%
l,n
498,240
1,965 Wells Fargo & Company,
Convertible, 7.500%
l
2,637,128
Total 12,186,162
Health Care (<0.1%)
274 Danaher Corporation, Convertible,
5.000% 350,051
Total 350,051
Industrials (0.1%)
691 Fortive Corporation, Convertible,
5.000% 647,011
6,257 Stanley Black & Decker, Inc.,
Convertible, 5.250% 631,331
Total 1,278,342
Real Estate (0.1%)
23,525 Public Storage, 4.125%
l,n
610,003
5,025 Public Storage, 4.625%
k,l
135,273
1,275 Public Storage, 4.700%
l
34,591
1,950 Public Storage, 4.875%
l
52,728
Total 832,595
Utilities (0.1%)
7,542 NextEra Energy, Inc., Convertible,
4.872% 408,475
25,600 Southern Company, 4.950% 674,816
8,104 Southern Company, Convertible,
6.750% 377,160
Total 1,460,451
Total Preferred Stock
(cost $19,814,670) 19,967,813
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
7,835,793 Thrivent Cash Management Trust 7,835,793
Total Collateral Held for
Securities Loaned
(cost $7,835,793) 7,835,793
Shares or
Principal
Amount Short-Term Investments ( 12.2% ) Value
Federal Home Loan Bank Discount
Notes
1,500,000 0.074%, 10/14/2020
o,p
1,499,967
200,000 0.080%, 10/28/2020
o,p
199,991
300,000 0.060%, 11/4/2020
o,p
299,980
2,400,000 0.090%, 11/6/2020
o,p
2,399,832
100,000 0.080%, 11/12/2020
o,p
99,992
300,000 0.070%, 11/18/2020
o,p
299,972
100,000 0.055%, 12/10/2020
o,p
99,983
Thrivent Core Short-Term Reserve
Fund
12,368,791 0.310% 123,687,912

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (12.2%) Value
U.S. Treasury Bills
300,000 0.093%, 11/19/2020
o,q
$ 299,963
Total Short-Term Investments
(cost $128,885,208) 128,887,592
Total Investments (cost
$1,117,290,905) 109.5% $1,156,788,022
Other Assets and Liabilities, Net
(9.5%) (100,573,132)
Total Net Assets 100.0% $1,056,214,890
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f In bankruptcy.  Interest is not being accrued.
g In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2020.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $210,301,008 or
19.9% of total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2020.
k All or a portion of the security is on loan.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
n Non-income producing security.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Fund as of September 30, 2020 was $324,000
or 0.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of September 30, 2020.
Security
Acquisition
Date Cost
Windstream Services, LLC,
10/31/2025 1/14/2020 $ 530,288
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of September 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 2,944,360
Common Stock 4,716,106
Total lending $7,660,466
Gross amount payable upon return of
collateral for securities loaned $7,835,793
Net amounts due to counterparty
$175,327
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
USISDA 10Y - ICE Swap USD Rate 10 Year

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,208,106 – 4,567,824 640,282
Capital Goods 12,564,560 – 11,822,527 742,033
Communications Services 33,356,604 – 31,892,667 1,463,937
Consumer Cyclical 17,654,635 – 16,392,521 1,262,114
Consumer Non-Cyclical 21,859,887 – 21,859,887 –
Energy 3,306,027 – 3,306,027 –
Financials 11,538,367 – 11,538,367 –
Technology 11,432,891 – 11,432,891 –
Transportation 2,931,374 – 2,931,374 –
Utilities 3,560,960 – 3,560,960 –
Long-Term Fixed Income
Asset-Backed Securities 42,095,302 – 42,095,302 –
Basic Materials 9,630,122 – 9,630,122 –
Capital Goods 18,890,998 – 18,890,998 –
Collateralized Mortgage Obligations 99,781,173 – 99,781,173 –
Commercial Mortgage-Backed Securities 4,261,344 – 4,261,344 –
Communications Services 32,968,412 – 32,968,412 –
Consumer Cyclical 33,249,104 – 33,249,104 –
Consumer Non-Cyclical 34,713,067 – 34,713,067 –
Energy 27,075,598 – 27,075,598 –
Financials 78,579,548 – 78,579,548 –
Foreign Government 183,817 – 183,817 –
Mortgage-Backed Securities 108,236,649 – 108,236,649 –
Technology 21,916,399 – 21,916,399 –
Transportation 6,221,549 – 6,221,549 –
Utilities 14,027,013 – 14,027,013 –
Common Stock
Communications Services 18,553,352 14,839,535 3,676,322 37,495
Consumer Discretionary 31,172,694 25,447,815 5,724,879 –
Consumer Staples 12,038,941 8,092,660 3,946,281 –
Energy 9,315,761 6,843,072 2,472,689 –
Financials 37,487,468 26,965,656 10,521,812 –
Health Care 41,810,831 32,018,711 9,792,120 –
Industrials 39,311,765 28,083,591 11,228,174 –
Information Technology 57,083,056 50,812,152 6,270,904 –
Materials 12,167,934 6,111,600 6,056,334 –
Real Estate 11,058,769 7,385,133 3,673,636 –
Utilities 4,371,941 4,016,232 355,709 –
Preferred Stock
Communications Services 1,071,781 1,071,781 – –
Consumer Discretionary 52,008 52,008 – –
Consumer Staples 1,949,040 1,949,040 – –
Energy 787,383 787,383 – –
Financials 12,186,162 9,510,855 2,675,307 –
Health Care 350,051 350,051 – –
Industrials 1,278,342 1,278,342 – –
Real Estate 832,595 832,595 – –
Utilities 1,460,451 1,460,451 – –
Registered Investment Companies
Unaffiliated 18,243,633 18,243,633 – –
Short-Term Investments 5,199,680 – 5,199,680 –
Subtotal Investments in Securities $973,027,144 $246,152,296 $722,728,987 $4,145,861
Other Investments  * Total
Affiliated Registered Investment Companies 52,237,173
Affiliated Short-Term Investments 123,687,912
Collateral Held for Securities Loaned 7,835,793
Subtotal Other Investments $183,760,878
Total Investments at Value $1,156,788,022

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 61,547 61,547 – –
Total Asset Derivatives $61,547 $61,547 $– $–
Liability Derivatives
Futures Contracts 690,493 690,493 – –
Credit Default Swaps 2,465 – 2,465 –
Total Liability Derivatives $692,958 $690,493 $2,465 $–
The following table presents Diversified Income Plus Fund's futures contracts held as of September 30, 2020. Investments and/or cash totaling
$4,899,717 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 153 December 2020 $ 33,799,126 $ 7,898
CBOT 5-Yr. U.S. Treasury Note 53 December 2020 6,673,610 6,046
CME E-mini S&P 500 Index 4 December 2020 664,719 5,681
CME Euro Foreign Exchange Currency 58 December 2020 8,567,341 (59,103)
CME Ultra Long Term U.S. Treasury Bond 1 December 2020 225,268 (3,456)
Eurex Euro STOXX 50 Index 234 December 2020 9,087,000 (362,516)
ICE mini MSCI EAFE Index 18 December 2020 1,717,605 (49,725)
Total Futures Long Contracts $ 60,734,669 ( $ 455,175)
CBOT 10-Yr. U.S. Treasury Note (158) December 2020 ( $ 22,020,820) ( $ 25,117)
CBOT U.S. Long Bond (28) December 2020 (4,977,797) 41,922
CME E-mini Russell 2000 Index (121) December 2020 (9,063,489) (38,131)
CME E-mini S&P 500 Index (105) December 2020 (17,456,771) (141,229)
CME E-mini S&P Mid-Cap 400 Index (10) December 2020 (1,854,530) (1,370)
Ultra 10-Yr. U.S. Treasury Note (25) December 2020 (3,988,201) (9,846)
Total Futures Short Contracts ( $ 59,361,608) ($173,771)
Total Futures Contracts $ 1,373,061 ($628,946)

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Diversified Income Plus Fund's swaps contracts held as of September 30, 2020. Investments totaling $299,963 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 35, 5 Year, at 5.00%, Quarterly Buy 12/20/2025 $ 3,700,000 $ – ( $ 2,465) ( $ 2,465)
Total Credit Default Swaps $– ($2,465) ($2,465)
1 As the buyer of protection, Diversified Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $53,623 $2,458 $3,300 $52,237 5,319 4.9%
Total Affiliated Registered Investment
Companies 53,623 52,237 4.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% 130,402 293,556 300,253 123,688 12,369 11.7
Total Affiliated Short-Term Investments 130,402 123,688 11.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,772 142,998 140,934 7,836 7,836 0.7
Total Collateral Held for Securities Loaned 5,772 7,836 0.7
Total Value $189,797 $183,761
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $28 $(572) $– $1,838
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% (19) 2 – 1,127
Total Income/Non Income Cash from Affiliated Investments $2,965
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 37
Total Affiliated Income from Securities Loaned, Net $37
Total $9 $(570) $–

Multidimensional Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 47.6% ) Value
Basic Materials (1.7%)
Alcoa Nederland Holding BV
$ 40,000 5.500%,  12/15/2027
a
$ 41,688
BWAY Holding Company
30,000 5.500%,  4/15/2024
a
30,106
Cleveland-Cliffs, Inc.
15,000 5.750%,  3/1/2025 13,950
20,000 9.875%,  10/17/2025
a
22,325
First Quantum Minerals, Ltd.
60,000 7.250%,  4/1/2023
a
59,925
Freeport-McMoRan, Inc.
40,000 4.125%,  3/1/2028 40,500
30,000 4.250%,  3/1/2030 30,750
Krayton Polymers, LLC
35,000 7.000%,  4/15/2025
a
35,700
Methanex Corporation
40,000 5.250%,  12/15/2029 39,550
Norbord, Inc.
40,000 5.750%,  7/15/2027
a
42,252
Novelis Corporation
40,000 5.875%,  9/30/2026
a
41,100
20,000 4.750%,  1/30/2030
a
19,520
Olin Corporation
55,000 5.125%,  9/15/2027 54,450
Peabody Securities Finance
Corporation
40,000 6.375%,  3/31/2025
a
16,000
Tronox Finance plc
60,000 5.750%,  10/1/2025
a
59,100
Total 546,916
Capital Goods (2.7%)
AECOM
50,000 5.125%,  3/15/2027 54,006
Amsted Industries, Inc.
50,000 5.625%,  7/1/2027
a
53,191
Ardagh Packaging Finance plc
35,000 6.000%,  2/15/2025
a
36,340
20,000 5.250%,  8/15/2027
a
20,380
Berry Global, Inc.
30,000 4.875%,  7/15/2026
a
31,463
Chart Industries, Inc., Convertible
8,000 1.000%,  11/15/2024
a
11,088
Covanta Holding Corporation
50,000 6.000%,  1/1/2027 52,000
5,000 5.000%,  9/1/2030 5,047
Crown Americas Capital
Corporation IV
60,000 4.500%,  1/15/2023 62,250
Fortive Corporation, Convertible
9,000 0.875%,  2/15/2022 9,017
General Electric Company
100,000 5.000%,  1/21/2021
b,c
79,676
Greenbrier Companies, Inc.,
Convertible
4,000 2.875%,  2/1/2024 3,659
H&E Equipment Services, Inc.
65,000 5.625%,  9/1/2025 67,763
Jeld-Wen , Inc.
30,000 4.625%,  12/15/2025
a
30,150
KBR, Inc., Convertible
18,000 2.500%,  11/1/2023 20,295
Patrick Industries, Inc., Convertible
6,000 1.000%,  2/1/2023 5,902
Standard Industries, Inc.
60,000 4.375%,  7/15/2030
a
61,516
Principal
Amount Long-Term Fixed Income (47.6%) Value
Capital Goods (2.7%) - continued
TransDigm , Inc.
$ 25,000 6.250%,  3/15/2026
a
$ 26,214
85,000 5.500%,  11/15/2027 81,689
TTM Technologies, Inc.,
Convertible
7,000 1.750%,  12/15/2020 8,273
United Rentals North America, Inc.
100,000 4.000%,  7/15/2030 102,250
WESCO Distribution, Inc.
30,000 7.250%,  6/15/2028
a
32,870
Total 855,039
Collateralized Mortgage Obligations (0.5%)
GMACM Mortgage Loan Trust
28,715
3.991%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
27,132
Residential Accredit Loans, Inc.
Trust
65,860
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 63,996
WaMu Mortgage Pass Through
Certificates
63,395
2.051%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
56,945
Total 148,073
Communications Services (5.9%)
Altice France SA
20,000 5.500%,  1/15/2028
a
20,250
CCO Holdings, LLC
65,000 5.500%,  5/1/2026
a
67,762
120,000 4.500%,  8/15/2030
a
126,005
20,000 4.250%,  2/1/2031
a
20,718
CSC Holdings, LLC
60,000 5.500%,  5/15/2026
a
62,400
20,000 4.125%,  12/1/2030
a
20,385
50,000 4.625%,  12/1/2030
a
50,236
DISH Network Corporation,
Convertible
29,000 3.375%,  8/15/2026 26,622
Embarq Corporation
30,000 7.995%,  6/1/2036 35,522
Entercom Media Corporation
20,000 6.500%,  5/1/2027
a
17,400
Front Range BidCo , Inc.
40,000 4.000%,  3/1/2027
a
39,369
GCI Liberty, Inc., Convertible
45,000 1.750%,  9/30/2046
a
77,107
GCI, LLC
30,000 4.750%,  10/15/2028
a,d
30,375
Gray Television, Inc.
40,000 5.875%,  7/15/2026
a
41,500
iHeartCommunications , Inc.
30,000 4.750%,  1/15/2028
a
28,273
Level 3 Financing, Inc.
75,000 4.625%,  9/15/2027
a
77,063
40,000 4.250%,  7/1/2028
a
40,613
Liberty Media Corporation,
Convertible
4,000 1.000%,  1/30/2023 4,745
Meredith Corporation
30,000 6.500%,  7/1/2025
a
30,900
Netflix, Inc.
85,000 4.875%,  4/15/2028 94,988

Multidimensional Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Communications Services (5.9%) - continued
Nexstar Escrow Corporation
$ 35,000 5.625%,  7/15/2027
a
$ 36,713
Nielsen Finance, LLC
20,000 5.625%,  10/1/2028
a
20,550
SFR Group SA
60,000 7.375%,  5/1/2026
a
62,874
Sirius XM Radio, Inc.
70,000 5.000%,  8/1/2027
a
73,120
40,000 4.125%,  7/1/2030
a
40,992
Sprint Capital Corporation
30,000 6.875%,  11/15/2028 37,360
10,000 8.750%,  3/15/2032 14,638
Sprint Corporation
50,000 7.250%,  9/15/2021 52,313
135,000 7.625%,  2/15/2025 157,950
Telesat Canada / Telesat , LLC
35,000 4.875%,  6/1/2027
a
35,142
T-Mobile USA, Inc.
60,000 4.500%,  2/1/2026 61,824
Univision Communications, Inc.
50,000 6.625%,  6/1/2027
a
48,813
VeriSign, Inc.
125,000 4.750%,  7/15/2027 132,500
Viacom, Inc.
44,000 5.875%,  2/28/2057
b
44,774
Virgin Media Secured Finance plc
50,000 5.500%,  8/15/2026
a
52,125
VTR Finance BV
10,000 6.375%,  N/A
a
10,500
Windstream Services, LLC
20,000 8.625%,  10/31/2025
*,e
12,000
Ziggo BV
50,000 5.500%,  1/15/2027
a
52,375
Total 1,858,796
Consumer Cyclical (5.2%)
1011778 B.C., ULC
55,000 4.375%,  1/15/2028
a
56,089
Allied Universal Holdco, LLC
30,000 6.625%,  7/15/2026
a
31,950
Allison Transmission, Inc.
60,000 4.750%,  10/1/2027
a
61,725
Booking Holdings, Inc.,
Convertible
2,000 0.900%,  9/15/2021 2,128
Brookfield Property REIT, Inc.
20,000 5.750%,  5/15/2026
a
15,761
Brookfield Residential Properties,
Inc.
50,000 6.250%,  9/15/2027
a
50,421
Burlington Stores, Inc., Convertible
25,000 2.250%,  4/15/2025
a
29,788
Carnival Corporation
20,000 11.500%,  4/1/2023
a
22,420
20,000 10.500%,  2/1/2026
a
22,150
Cedar Fair, LP
20,000 5.250%,  7/15/2029 18,988
Colt Merger Sub, Inc.
45,000 6.250%,  7/1/2025
a
46,912
Dana, Inc.
40,000 5.625%,  6/15/2028 41,300
Dick's Sporting Goods, Inc.,
Convertible
16,000 3.250%,  4/15/2025
a
29,297
Principal
Amount Long-Term Fixed Income (47.6%) Value
Consumer Cyclical (5.2%) - continued
Ford Motor Company
$ 10,000 9.000%,  4/22/2025 $ 11,465
10,000 9.625%,  4/22/2030 12,912
40,000 7.450%,  7/16/2031 45,872
Ford Motor Credit Company, LLC
90,000 4.063%,  11/1/2024 89,887
45,000 4.134%,  8/4/2025 44,569
General Motors Financial
Company, Inc.
50,000 5.700%,  9/30/2030
b,c
50,188
Hanesbrands, Inc.
80,000 4.875%,  5/15/2026
a
85,400
Herc Holdings, Inc.
30,000 5.500%,  7/15/2027
a
31,040
Hilton Domestic Operating
Company, Inc.
30,000 5.125%,  5/1/2026 30,788
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 50,796
International Game Technology plc
30,000 5.250%,  1/15/2029
a
30,338
KB Home
30,000 4.800%,  11/15/2029 33,075
L Brands, Inc.
20,000 6.625%,  10/1/2030
a
20,350
Landry's, Inc.
30,000 6.750%,  10/15/2024
a
25,050
Lennar Corporation
60,000 4.750%,  5/30/2025 65,483
Marriott Vacations Worldwide
Corporation, Convertible
4,000 1.500%,  9/15/2022 3,932
Mattamy Group Corporation
50,000 5.250%,  12/15/2027
a
51,375
MGM Resorts International
45,000 5.500%,  4/15/2027 47,025
Norwegian Cruise Line Holdings,
Ltd.
20,000 10.250%,  2/1/2026
a
20,838
Penn National Gaming, Inc.,
Convertible
3,000 2.750%,  5/15/2026 9,628
Prime Security Services Borrower,
LLC
60,000 5.750%,  4/15/2026
a
64,163
45,000 3.375%,  8/31/2027
a
43,256
Royal Caribbean Cruises, Ltd.
20,000 9.125%,  6/15/2023
a
21,200
10,000 11.500%,  6/1/2025
a
11,622
Scientific Games International, Inc.
60,000 5.000%,  10/15/2025
a
60,375
ServiceMaster Company, LLC
60,000 5.125%,  11/15/2024
a
61,350
Six Flags Entertainment
Corporation
20,000 5.500%,  4/15/2027
a,f
18,966
Six Flags Theme Parks, Inc.
20,000 7.000%,  7/1/2025
a
21,275
Staples, Inc.
50,000 7.500%,  4/15/2026
a
46,073
Under Armour , Inc., Convertible
2,000 1.500%,  6/1/2024
a
2,499
Wyndham Destinations, Inc.
20,000 6.625%,  7/31/2026
a
20,952

Multidimensional Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Consumer Cyclical (5.2%) - continued
Wyndham Hotels & Resorts, Inc.
$ 15,000 4.375%,  8/15/2028
a
$ 14,550
Yum! Brands, Inc.
50,000 4.750%,  1/15/2030
a
53,875
Total 1,629,096
Consumer Non-Cyclical (5.0%)
Albertson's Companies, Inc.
80,000 3.500%,  3/15/2029
a
77,650
Aramark Services, Inc.
20,000 6.375%,  5/1/2025
a
20,833
Bausch Health Companies, Inc.
20,000 7.000%,  1/15/2028
a
21,150
40,000 5.000%,  1/30/2028
a
38,850
Centene Corporation
50,000 5.375%,  6/1/2026
a
52,773
40,000 4.250%,  12/15/2027 41,857
20,000 4.625%,  12/15/2029 21,573
20,000 3.000%,  10/15/2030
d
20,375
DaVita, Inc.
40,000 4.625%,  6/1/2030
a
41,056
Edgewell Personal Care Company
20,000 5.500%,  6/1/2028
a
21,045
Encompass Health Corporation
50,000 4.500%,  2/1/2028 50,250
Energizer Holdings, Inc.
80,000 6.375%,  7/15/2026
a
86,016
40,000 4.375%,  3/31/2029
a
40,400
HCA, Inc.
135,000 5.375%,  2/1/2025 147,825
HLF Financing SARL, LLC
30,000 7.250%,  8/15/2026
a
30,825
Illumina, Inc., Convertible
1,000 0.500%,  6/15/2021 1,283
Ionis Pharmaceuticals, Inc.,
Convertible
4,000 0.125%,  12/15/2024
a
3,683
JBS Investments II GmbH
20,000 5.750%,  1/15/2028
a
20,800
JBS USA, LLC
75,000 6.500%,  4/15/2029
a
83,248
Kraft Foods Group, Inc.
30,000 5.000%,  6/4/2042 32,813
Kraft Heinz Foods Company
70,000 4.625%,  1/30/2029 77,890
50,000 3.750%,  4/1/2030
a
52,781
40,000 4.250%,  3/1/2031
a
43,856
Molina Healthcare, Inc.
30,000 4.375%,  6/15/2028
a
30,615
Par Pharmaceutical, Inc.
35,000 7.500%,  4/1/2027
a
36,669
Post Holdings, Inc.
30,000 5.750%,  3/1/2027
a
31,538
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
a,b,c
46,695
Scotts Miracle- Gro Company
35,000 4.500%,  10/15/2029 37,078
Simmons Foods, Inc.
20,000 5.750%,  11/1/2024
a
20,021
Spectrum Brands, Inc.
15,000 5.750%,  7/15/2025 15,465
10,000 5.000%,  10/1/2029
a
10,375
10,000 5.500%,  7/15/2030
a
10,550
Teleflex, Inc.
30,000 4.250%,  6/1/2028
a
31,050
Principal
Amount Long-Term Fixed Income (47.6%) Value
Consumer Non-Cyclical (5.0%) - continued
Tenet Healthcare Corporation
$ 30,000 4.625%,  7/15/2024 $ 30,075
60,000 5.125%,  11/1/2027
a
61,716
Teva Pharmaceutical Finance
Netherlands III BV
35,000 2.800%,  7/21/2023 33,469
TreeHouse Foods, Inc.
20,000 4.000%,  9/1/2028 20,228
VRX Escrow Corporation
125,000 6.125%,  4/15/2025
a
127,969
Total 1,572,345
Energy (4.7%)
Antero Resources Corporation
20,000 5.000%,  3/1/2025 12,500
Apache Corporation
50,000 4.875%,  11/15/2027 47,250
20,000 4.375%,  10/15/2028 18,300
Archrock Partners, LP
30,000 6.250%,  4/1/2028
a
28,275
BP Capital Markets plc
44,000 4.875%,  3/22/2030
b,c
47,080
Buckeye Partners, LP
50,000 3.950%,  12/1/2026 46,669
Cheniere Energy Partners, LP
80,000 5.625%,  10/1/2026 83,200
Comstock Resources, Inc.
20,000 9.750%,  8/15/2026 20,504
Continental Resources, Inc.
20,000 5.000%,  9/15/2022 19,863
DCP Midstream Operating, LP
20,000 5.625%,  7/15/2027 20,460
Enagas SA
35,000 5.500%,  1/15/2028
a
31,500
Enbridge, Inc.
87,000 6.250%,  3/1/2078
b
88,305
52,000 5.750%,  7/15/2080
b
53,810
Endeavor Energy Resources, LP
10,000 5.500%,  1/30/2026
a
9,925
30,000 5.750%,  1/30/2028
a
30,150
Energy Transfer Operating, LP
25,000 6.625%,  2/15/2028
b,c
16,992
EnLink Midstream Partners, LP
40,000 5.600%,  4/1/2044 25,700
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
b
65,326
EQM Midstream Partners, LP
30,000 6.500%,  7/1/2027
a
31,801
10,000 5.500%,  7/15/2028 10,070
EQT Corporation
40,000 3.900%,  10/1/2027 36,450
EQT Corporation, Convertible
8,000 1.750%,  5/1/2026
a
9,118
Harvest Midstream, LP
20,000 7.500%,  9/1/2028
a
19,900
Murphy Oil Corporation
20,000 5.875%,  12/1/2027 17,081
Nabors Industries, Ltd.
35,000 7.250%,  1/15/2026
a
17,237
NuStar Logistics, LP
30,000 5.750%,  10/1/2025 30,984
Occidental Petroleum Corporation
19,000 2.700%,  8/15/2022 17,753
50,000 2.900%,  8/15/2024 42,421

Multidimensional Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Energy (4.7%) - continued
$ 60,000 3.400%,  4/15/2026 $ 47,850
30,000 3.500%,  8/15/2029 23,004
20,000 6.450%,  9/15/2036 17,000
50,000 4.400%,  4/15/2046 35,673
Parsley Energy, LLC
50,000 5.625%,  10/15/2027
a
49,750
PDC Energy, Inc., Convertible
1,000 1.125%,  9/15/2021 948
Pioneer Natural Resources
Company, Convertible
5,000 0.250%,  5/15/2025
a
5,505
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,c
38,064
QEP Resources, Inc.
20,000 5.625%,  3/1/2026 11,350
Southwestern Energy Company
50,000 7.500%,  4/1/2026 48,875
Sunoco, LP
40,000 5.500%,  2/15/2026 39,950
Targa Resources Partners, LP
40,000 5.375%,  2/1/2027 40,225
20,000 5.000%,  1/15/2028 19,500
TransCanada Trust
105,000 5.300%,  3/15/2077
b
105,184
Transocean Guardian, Ltd.
31,201 5.875%,  1/15/2024
a
20,124
Western Midstream Operating, LP
10,000 6.250%,  2/1/2050 9,263
20,000 3.950%,  6/1/2025 18,796
WPX Energy, Inc.
50,000 5.250%,  10/15/2027 50,750
Total 1,480,435
Financials (13.1%)
Ally Financial, Inc.
40,000 5.750%,  11/20/2025 44,903
Ares Capital Corporation,
Convertible
4,000 4.625%,  3/1/2024 4,148
BAC Capital Trust XIV
30,000
4.000%,  (LIBOR 3M +
0.400%), 10/19/2020
b,c
29,647
Bank of America Corporation
234,000 6.250%,  9/5/2024
b,c
250,672
92,000 5.875%,  3/15/2028
b,c
99,199
Bank of New York Mellon
Corporation
22,000 4.700%,  9/20/2025
b,c
23,342
Bank of Nova Scotia
66,000 4.900%,  6/4/2025
b,c
68,310
Barclays plc
105,000 8.000%,  6/15/2024
b,c
111,825
BNP Paribas SA
44,000 7.625%,  3/30/2021
a,b,c
44,770
Cascades USA, Inc.
35,000 5.125%,  1/15/2026
a
36,669
Charles Schwab Corporation
191,000 5.375%,  6/1/2025
b,c
206,958
CIT Group, Inc.
50,000 4.750%,  2/16/2024 51,468
Citigroup, Inc.
131,000 6.125%,  11/15/2020
b,c
129,110
60,000 5.000%,  9/12/2024
b,c
59,700
30,000 5.950%,  5/15/2025
b,c
31,425
Principal
Amount Long-Term Fixed Income (47.6%) Value
Financials (13.1%) - continued
Comerica, Inc.
$ 22,000 5.625%,  7/1/2025
b,c
$ 23,100
Credit Acceptance Corporation
25,000 5.125%,  12/31/2024
a
24,826
Credit Agricole SA
44,000 8.125%,  12/23/2025
a,b,c
51,700
Credit Suisse Group AG
45,000 7.500%,  12/11/2023
a,b,c
49,050
ESH Hospitality, Inc.
30,000 5.250%,  5/1/2025
a
30,300
10,000 4.625%,  10/1/2027
a
9,813
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 7,655
Fifth Third Bancorp
50,000 4.500%,  9/30/2025
b,c
50,312
FTI Consulting, Inc., Convertible
18,000 2.000%,  8/15/2023 22,051
Goldman Sachs Group, Inc.
50,000
4.165%,  (LIBOR 3M +
3.922%), 11/2/2020
b,c
49,140
50,000 5.500%,  8/10/2024
b,c
52,750
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
8,000 4.125%,  9/1/2022 12,863
Hartford Financial Services Group,
Inc.
100,000
2.405%,  (LIBOR 3M +
2.125%), 2/12/2047
a,b
86,021
HSBC Holdings plc
46,000 6.375%,  3/30/2025
b,c
48,148
31,000 6.500%,  3/23/2028
b,c
32,918
Huntington Bancshares, Inc.
70,000 4.450%,  10/15/2027
b,c
69,300
Icahn Enterprises, LP
50,000 6.375%,  12/15/2025 51,398
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
a
50,988
iStar , Inc., Convertible
2,000 3.125%,  9/15/2022 2,127
J.P. Morgan Chase & Company
145,000
3.616%,  (LIBOR 3M +
3.320%), 1/1/2021
b,c
134,154
115,000 5.150%,  5/1/2023
b,c
115,575
44,000 6.750%,  2/1/2024
b,c
47,630
210,000 5.000%,  8/1/2024
b,c
209,638
J.P. Morgan Chase Capital XXIII
100,000
1.280%,  (LIBOR 3M +
1.000%), 5/15/2047
b
77,831
Lincoln National Corporation
100,000
2.638%,  (LIBOR 3M +
2.358%), 5/17/2066
b
72,151
Lloyds Banking Group plc
42,000 7.500%,  6/27/2024
b,c
44,047
100,000 6.657%,  5/21/2037
a,b,c
118,500
MetLife, Inc.
50,000 3.850%,  9/15/2025
b,c
49,813
100,000 5.875%,  3/15/2028
b,c
108,750
MGIC Investment Corporation,
Convertible
23,000 9.000%,  4/1/2063
a
29,382
MGM Growth Properties Operating
Partnership, LP
20,000 4.625%,  6/15/2025
a
20,400

Multidimensional Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Financials (13.1%) - continued
$ 30,000 4.500%,  9/1/2026 $ 30,435
MPT Operating Partnership, LP
50,000 4.625%,  8/1/2029 52,024
Nippon Life Insurance Company
54,000 3.400%,  1/23/2050
a,b
57,510
Outfront Media Cap, LLC
30,000 4.625%,  3/15/2030
a
28,800
Provident Financing Trust I
30,000 7.405%,  3/15/2038 34,411
Prudential Financial, Inc.
150,000 5.625%,  6/15/2043
b
159,307
95,000 5.200%,  3/15/2044
b
100,615
25,000 3.700%,  10/1/2050
b
25,508
Quicken Loans, LLC
20,000 3.625%,  3/1/2029
a
19,825
20,000 3.875%,  3/1/2031
a
19,750
Regions Financial Corporation
44,000 5.750%,  6/15/2025
b,c
46,970
Royal Bank of Scotland Group plc
44,000 8.625%,  8/15/2021
b,c
45,100
Service Properties Trust
50,000 4.750%,  10/1/2026 44,557
Societe Generale SA
44,000 8.000%,  9/29/2025
a,b,c
49,115
Springleaf Finance Corporation
20,000 6.875%,  3/15/2025 22,194
30,000 7.125%,  3/15/2026 33,516
Standard Chartered plc
100,000 7.500%,  4/2/2022
a,b,c
102,266
Starwood Property Trust, Inc.,
Convertible
3,000 4.375%,  4/1/2023 2,876
Truist Financial Corporation
99,000 4.950%,  9/1/2025
b,c
104,198
USB Realty Corporation
60,000
1.422%,  (LIBOR 3M +
1.147%), 1/15/2022
a,b,c
48,600
VICI Properties, LP / VICI Note
Company, Inc.
10,000 4.250%,  12/1/2026
a
10,047
10,000 3.750%,  2/15/2027
a
9,833
10,000 4.625%,  12/1/2029
a
10,214
10,000 4.125%,  8/15/2030
a
9,850
Wachovia Capital Trust II
100,000
0.775%,  (LIBOR 3M +
0.500%), 1/15/2027
b
91,038
Total 4,103,036
Technology (2.5%)
Akamai Technologies, Inc.,
Convertible
10,000 0.125%,  5/1/2025 12,859
32,000 0.375%,  9/1/2027 37,021
Black Knight InfoServ , LLC
5,000 3.625%,  9/1/2028
a
5,053
CDW, LLC
30,000 4.250%,  4/1/2028 31,050
CommScope Technologies
Finance, LLC
65,000 6.000%,  6/15/2025
a
65,881
Diamond Sports Group, LLC
25,000 5.375%,  8/15/2026
a
17,687
40,000 6.625%,  8/15/2027
a
20,800
Gartner, Inc.
30,000 4.500%,  7/1/2028
a
31,431
Principal
Amount Long-Term Fixed Income (47.6%) Value
Technology (2.5%) - continued
$ 20,000 3.750%,  10/1/2030
a
$ 20,231
Iron Mountain, Inc.
20,000 5.000%,  7/15/2028
a
20,500
J2 Global, Inc., Convertible
10,000 1.750%,  11/1/2026
a
8,842
11,000 3.250%,  6/15/2029 12,586
Lumentum Holdings, Inc.,
Convertible
10,000 0.250%,  3/15/2024 13,981
Microchip Technology, Inc.,
Convertible
14,000 1.625%,  2/15/2027 21,569
NCR Corporation
50,000 6.125%,  9/1/2029
a
52,831
Nuance Communications, Inc.,
Convertible
60,000 1.250%,  4/1/2025 106,278
ON Semiconductor Corporation,
Convertible
33,000 1.625%,  10/15/2023 43,581
Open Text Corporation
30,000 4.125%,  2/15/2030
a
30,853
Plantronics, Inc.
40,000 5.500%,  5/31/2023
a
35,600
PTC, Inc.
10,000 3.625%,  2/15/2025
a
10,150
Qorvo , Inc.
20,000 3.375%,  4/1/2031
a
20,343
Sensata Technologies, Inc.
40,000 3.750%,  2/15/2031
a
39,750
SS&C Technologies, Inc.
40,000 5.500%,  9/30/2027
a
42,509
Switch, Ltd.
30,000 3.750%,  9/15/2028
a
30,300
Teradyne, Inc., Convertible
6,000 1.250%,  12/15/2023 15,309
Verint Systems, Inc., Convertible
11,000 1.500%,  6/1/2021 11,110
Vishay Intertechnology , Inc.,
Convertible
11,000 2.250%,  6/15/2025 10,645
Xerox Holdings Corporation
20,000 5.000%,  8/15/2025
a
19,765
Total 788,515
Transportation (0.6%)
Air Transport Services Group, Inc.,
Convertible
5,000 1.125%,  10/15/2024 5,268
American Airlines, Inc.
10,000 11.750%,  7/15/2025
a
9,650
Delta Air Lines, Inc.
40,000 7.000%,  5/1/2025
a
43,913
Meritor, Inc., Convertible
22,000 3.250%,  10/15/2037 22,825
Mileage Plus Holdings, LLC
20,000 6.500%,  6/20/2027
a
20,825
Southwest Airlines Company,
Convertible
14,000 1.250%,  5/1/2025 18,270
XPO Logistics, Inc.
50,000 6.750%,  8/15/2024
a
52,960
Total 173,711

Multidimensional Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
U.S. Government & Agencies (3.5%)
U.S. Treasury Notes
$ 1,100,000 0.125%,  6/30/2022 $ 1,099,742
Total 1,099,742
Utilities (2.2%)
AES Corporation
40,000 5.125%,  9/1/2027 42,604
Calpine Corporation
40,000 4.500%,  2/15/2028
a
40,966
Dominion Energy, Inc.
46,000 4.650%,  12/15/2024
b,c
46,615
Duke Energy Corporation
45,000 4.875%,  9/16/2024
b,c
47,601
GFL Environmental, Inc.
30,000 3.750%,  8/1/2025
a
29,925
NextEra Energy Operating
Partners, LP
60,000 3.875%,  10/15/2026
a
62,100
NiSource, Inc.
70,000 5.650%,  6/15/2023
b,c
69,475
PG&E Corporation
40,000 5.250%,  7/1/2030 38,700
Sempra Energy
44,000 4.875%,  10/15/2025
b,c
45,210
Southern Company
50,000 4.000%,  1/15/2051
b
50,139
Talen Energy Supply, LLC
40,000 7.625%,  6/1/2028
a
40,000
TerraForm Power Operating, LLC
30,000 5.000%,  1/31/2028
a
32,840
TransCanada Trust
85,000 5.875%,  8/15/2076
b
90,525
Vistra Operations Company, LLC
45,000 5.000%,  7/31/2027
a
47,261
Total 683,961
Total Long-Term Fixed Income
(cost $14,788,369) 14,939,665
Shares
Registered Investment
Companies ( 38.0% ) Value
Unaffiliated  (28.3%)
15,000 Aberdeen Asia-Pacific Income
Fund, Inc. 59,850
9,925 AllianceBernstein Global High
Income Fund, Inc. 104,312
10,150 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 119,770
6,716 BlackRock Core Bond Trust 105,172
16,595 BlackRock Corporate High Yield
Fund, Inc. 177,235
9,618 BlackRock Credit Allocation
Income Trust 136,768
19,103 BlackRock Enhanced Equity
Dividend Trust 139,643
10,770 BlackRock Enhanced Global
Dividend Trust 103,069
8,737 BlackRock Multi-Sector Income
Trust 137,870
14,812 BlackRock Resources &
Commodities Strategy Trust 88,131
36,935 BNY Mellon High Yield Strategies
Fund 100,094
5,100 Brookfield Real Assets Income
Fund, Inc. 84,252
Shares
Registered Investment
Companies (38.0%) Value
Unaffiliated  (28.3%)- continued
4,980 Clough Global Opportunities Fund $ 46,513
8,046 Cohen & Steers Quality Income
Realty Fund, Inc. 89,391
7,870 Eaton Vance Limited Duration
Income Fund 89,010
8,500 Eaton Vance Senior Floating-Rate
Trust 98,855
7,111 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 52,337
4,218 GSO Senior Floating Rate Term
Fund 58,040
13,437 Invesco Dynamic Credit
Opportunities Fund 123,755
28,237 Invesco Senior Income Trust 103,347
1,050 iShares International Select
f
26,177
3,200 iShares Mortgage Real Estate
Capped ETF 82,432
825 iShares Residential Real Estate
ETF 50,300
67,050 iShares S&P U.S. Preferred Stock
Index Fund 2,443,972
9,412 Ivy High Income Opportunities
Fund 112,003
600 John Hancock Preferred Income
Fund III 9,588
28,343 Liberty All-Star Equity Fund 170,342
18,180 Madison Covered Call & Equity
Strategy Fund 108,716
10,248 New America High Income Fund,
Inc. 83,829
15,600 Nuveen Credit Strategies Income
Fund 92,196
7,258 Nuveen Floating Rate Income
Fund 60,314
7,864 Nuveen Global High Income Fund 106,400
1,200 Nuveen Quality Preferred Income
Fund II 10,572
12,350 Nuveen Senior Income Fund 59,650
5,305 Nuveen Short Duration Credit
Opportunities Fund 65,676
9,753 PGIM Global High Yield Fund, Inc. 129,227
11,581 PGIM High Yield Bond Fund, Inc. 159,934
5,850 Pimco Dynamic Credit And
Mortgage Income Fund 117,468
8,580 Pioneer High Income Trust 68,297
7,334 Royce Micro-Cap Trust, Inc. 56,252
5,649 Royce Value Trust, Inc. 71,403
18,374 SPDR Bloomberg Barclays High
Yield Bond ETF 1,915,857
7,950 Templeton Global Income Fund 42,532
4,229 Tri-Continental Corporation 109,658
5,896 Voya Asia Pacific High Dividend
Equity Income Fund 46,696
18,586 Voya Global Equity Dividend &
Premium Opportunity Fund 92,001
9,250 Voya Infrastructure Industrials and
Materials Fund 87,968
26,009 Wells Fargo Global Dividend
Opportunity Fund 110,018
16,783 Wells Fargo Income Opportunities
Fund 122,516
20,423 Western Asset High Income Fund
II, Inc. 130,707

Multidimensional Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (38.0%) Value
Unaffiliated  (28.3%)- continued
19,849 Western Asset High Income
Opportunity Fund, Inc. $ 97,260
Total 8,857,375
Affiliated  (9.7%)
311,679 Thrivent Core Emerging Markets
Debt Fund 3,060,690
Total 3,060,690
Total Registered Investment
Companies (cost $12,156,311) 11,918,065
Shares Common Stock ( 5.6% ) Value
Communications Services (0.2%)
43 Charter Communications, Inc.
g
26,847
534 Twitter, Inc.
g
23,763
Total 50,610
Consumer Discretionary (0.1%)
7 Booking Holdings, Inc.
g
11,975
26 Burlington Stores, Inc.
g
5,358
463 Callaway Golf Company 8,862
247 Dick's Sporting Goods, Inc. 14,296
35 Penn National Gaming, Inc.
g
2,545
Total 43,036
Consumer Staples (0.1%)
336 Bunge, Ltd. 15,355
Total 15,355
Energy (1.1%)
34 Cheniere Energy, Inc.
g
1,573
2,570 Enbridge, Inc. 75,044
4,600 Enterprise Products Partners, LP 72,634
737 EQT Corporation 9,529
4,100 Kinder Morgan, Inc. 50,553
4,600 MPLX, LP 72,404
109 PDC Energy, Inc.
g
1,351
25 Pioneer Natural Resources
Company 2,150
3,700 Williams Companies, Inc. 72,705
Total 357,943
Financials (2.1%)
4,400 AG Mortgage Investment Trust,
Inc. 12,144
11,550 Annaly Capital Management, Inc. 82,236
1 Ares Capital Corporation 14
120 Blackstone Mortgage Trust, Inc. 2,636
7,500 FS KKR Capital Corporation 118,950
8,200 FS KKR Capital Corporation II 120,622
10,000 Golub Capital BDC, Inc. 132,400
4,300 Granite Point Mortgage Trust, Inc. 30,487
372 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 15,725
7,000 Sixth Street Specialty Lending, Inc. 120,470
5,500 Two Harbors Investment
Corporation 27,995
Total 663,679
Health Care (0.4%)
29 Anthem, Inc. 7,789
532 Danaher Corporation 114,556
Shares Common Stock (5.6%) Value
Health Care (0.4%) - continued
13 Illumina, Inc.
g
$ 4,018
Total 126,363
Industrials (0.2%)
32 Aerojet Rocketdyne Holdings, Inc.
g
1,276
185 Fortive Corporation 14,099
324 Greenbrier Companies, Inc. 9,526
215 Meritor, Inc.
g
4,502
363 Patrick Industries, Inc. 20,880
136 Southwest Airlines Company 5,100
90 Stanley Black & Decker, Inc. 14,598
80 Tutor Perini Corporation
g
890
Total 70,871
Information Technology (1.0%)
1,154 Advanced Micro Devices, Inc.
g
94,617
13 Akamai Technologies, Inc.
g
1,437
155 Broadcom, Ltd. 56,470
292 II-VI, Inc.
g
11,844
141 Lumentum Holdings, Inc.
g
10,593
141 Microchip Technology, Inc. 14,489
964 Micron Technology, Inc.
g
45,269
32 Motorola Solutions, Inc. 5,018
1,015 Nuance Communications, Inc.
g
33,688
220 ON Semiconductor Corporation
g
4,772
946 Sabre Corporation 6,158
27 ServiceNow , Inc.
g
13,095
90 Teradyne, Inc. 7,151
Total 304,601
Real Estate (0.4%)
6,300 AGNC Investment Corporation 87,633
80 iSTAR Financial, Inc. 945
225 Lexington Realty Trust 2,351
4,450 New Residential Investment
Corporation 35,377
Total 126,306
Total Common Stock
(cost $1,968,490) 1,758,764
Shares Preferred Stock ( 4.8% ) Value
Communications Services (0.6%)
5,275 AT&T, Inc., 4.750%
c
134,512
1,525 AT&T, Inc., 5.000%
c
40,733
Total 175,245
Consumer Discretionary (<0.1%)
30 International Flavors & Fragrances,
Inc., Convertible, 6.000% 1,329
Total 1,329
Consumer Staples (0.3%)
4,000 CHS, Inc., 6.750%
b,c
105,000
Total 105,000
Energy (0.3%)
10,535 Crestwood Equity Partners, LP,
9.250%
c
62,051
525 Energy Transfer Operating, LP,
7.600%
b,c
9,141
1,415 Nustar Logistics, LP, 7.009%
b
27,083
Total 98,275

Multidimensional Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (4.8%) Value
Financials (2.6%)
925 Aegon Funding Corporation II,
5.100% $ 23,560
1,500 Allstate Corporation, 5.100%
c
40,170
5,000 Bank of America Corporation,
5.000%
c
131,200
1,250 Bank of America Corporation,
5.375%
c
33,587
9 Bank of America Corporation,
Convertible, 7.250%
c
13,392
1,800 Capital One Financial Corporation,
5.000%
c
45,144
2,000 Citigroup Capital XIII, 6.638%
b
53,960
2,000 Equitable Holdings, Inc., 5.250%
c
51,060
60 First Horizon Bank, 3.750%
a,b,c
45,000
1,300 GMAC Capital Trust I, 6.065%
b
32,461
1,225 J.P. Morgan Chase & Company,
4.750%
c
32,413
1,900 J.P. Morgan Chase & Company,
5.750%
c
51,889
1,850 Legg Mason, Inc., 5.450% 47,175
2,000 Morgan Stanley, 5.850%
b,c
54,720
250 Synovus Financial Corporation,
5.875%
b,c
6,433
2,750 Truist Financial Corporation,
4.750%
c,g
71,363
49 Wells Fargo & Company,
Convertible, 7.500%
c
65,760
Total 799,287
Health Care (<0.1%)
8 Danaher Corporation, Convertible,
5.000% 10,220
Total 10,220
Industrials (0.1%)
13 Fortive Corporation, Convertible,
5.000% 12,172
285 Stanley Black & Decker, Inc.,
Convertible, 5.250% 28,757
Total 40,929
Real Estate (0.5%)
3,950 Public Storage, 4.125%
c,g
102,424
850 Public Storage, 4.625%
c
22,882
225 Public Storage, 4.700%
c
6,104
325 Public Storage, 4.875%
c
8,788
Total 140,198
Utilities (0.4%)
314 NextEra Energy, Inc., Convertible,
4.872% 17,006
4,000 Southern Company, 4.950% 105,440
310 Southern Company, Convertible,
6.750% 14,428
Total 136,874
Total Preferred Stock
(cost $1,540,929) 1,507,357
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
41,760 Thrivent Cash Management Trust 41,760
Total Collateral Held for
Securities Loaned
(cost $41,760) 41,760
Shares Short-Term Investments ( 3.5% ) Value
Thrivent Core Short-Term Reserve
Fund
108,374 0.310% $ 1,083,739
Total Short-Term Investments
(cost $1,083,638) 1,083,739
Total Investments (cost
$31,579,497) 99.6% $31,249,350
Other Assets and Liabilities, Net
0.4% 137,178
Total Net Assets 100.0% $31,386,528
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $6,037,192 or
19.2% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e In bankruptcy.  Interest is not being accrued.
f All or a portion of the security is on loan.
g Non-income producing security.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Multidimensional Income Fund as of September 30, 2020
was $12,000 or 0.0% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2020.
Security
Acquisition
Date Cost
Windstream Services, LLC,
10/31/2025 2/3/2020 $ 19,545
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Fund as of September 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 18,018
Common Stock 22,437
Total lending $40,455
Gross amount payable upon return of
collateral for securities loaned $41,760
Net amounts due to counterparty
$1,305

Multidimensional Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
LIBOR 3M - ICE Libor USD Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Multidimensional Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 546,916 – 546,916 –
Capital Goods 855,039 – 855,039 –
Collateralized Mortgage Obligations 148,073 – 148,073 –
Communications Services 1,858,796 – 1,858,796 –
Consumer Cyclical 1,629,096 – 1,629,096 –
Consumer Non-Cyclical 1,572,345 – 1,572,345 –
Energy 1,480,435 – 1,480,435 –
Financials 4,103,036 – 4,103,036 –
Technology 788,515 – 788,515 –
Transportation 173,711 – 173,711 –
U.S. Government & Agencies 1,099,742 – 1,099,742 –
Utilities 683,961 – 683,961 –
Registered Investment Companies
Unaffiliated 8,857,375 8,857,375 – –
Common Stock
Communications Services 50,610 50,610 – –
Consumer Discretionary 43,036 43,036 – –
Consumer Staples 15,355 15,355 – –
Energy 357,943 357,943 – –
Financials 663,679 663,679 – –
Health Care 126,363 126,363 – –
Industrials 70,871 70,871 – –
Information Technology 304,601 304,601 – –
Real Estate 126,306 126,306 – –
Preferred Stock
Communications Services 175,245 175,245 – –
Consumer Discretionary 1,329 1,329 – –
Consumer Staples 105,000 105,000 – –
Energy 98,275 98,275 – –
Financials 799,287 754,287 45,000 –
Health Care 10,220 10,220 – –
Industrials 40,929 40,929 – –
Real Estate 140,198 140,198 – –
Utilities 136,874 136,874 – –
Subtotal Investments in Securities $27,063,161 $12,078,496 $14,984,665 $–
Other Investments  * Total
Affiliated Registered Investment Companies 3,060,690
Affiliated Short-Term Investments 1,083,739
Collateral Held for Securities Loaned 41,760
Subtotal Other Investments $4,186,189
Total Investments at Value $31,249,350
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Fund
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Fund, is as follows:
Fund
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $2,172 $1,016 $105 $3,061 312 9.7%
Total Affiliated Registered Investment
Companies 2,172 3,061 9.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% 591 20,528 20,035 1,084 108 3.5
Total Affiliated Short-Term Investments 591 1,084 3.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   155 4,908 5,021 42 42 0.1
Total Collateral Held for Securities Loaned 155 42 0.1
Total Value $2,918 $4,187
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $1 $(23) $– $88
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% 0 0 – 8
Total Income/Non Income Cash from Affiliated Investments $96
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $1 $(23) $–

Notes to Schedule of Investments
as of September 30, 2020
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The
pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures.  The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Derivative Financial Instruments
— Each of the Funds may
invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use
derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the

Notes to Schedule of Investments
as of September 30, 2020
(unaudited)

risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— Each of the Funds may buy put and call options and
write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Notes to Schedule of Investments
as of September 30, 2020
(unaudited)

Futures Contracts
— Each of the Funds may use futures
contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the
broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-
traded futures have no significant counterparty risk as the
exchange guarantees the contracts against default.
During the period ended September 30, 2020, Diversified
Income Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the period ended September 30, 2020, Diversified
Income Plus used equity futures to manage exposure to the
equities market.
During the period ended September 30, 2020, Diversified
Income Plus used foreign exchange futures to hedge currency
risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-
currency-denominated investments. These contracts are
recorded at value and the realized- and change in unrealized-
foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed.
These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.
Swap Agreements
— Each of the Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities. If there is a default by the counterparty, the
Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap
agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing
service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on
swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations.
Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as
realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.

Notes to Schedule of Investments
as of September 30, 2020
(unaudited)

Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future
payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss or the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended September 30, 2020, Diversified
Income Plus used CDX indices (comprised of credit default
swaps) to manage credit risk exposure within the Fund.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.